ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2024

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Contract Owners of ZALICO Variable Annuity Separate Account of

 Zurich American Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company (the Separate Account), as of December 31, 2024, the related statement of operations and the statements of changes in contract owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its contract owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s Auditor since 2021.

April 25, 2025

Appendix

Subaccounts comprising ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

Alger Small Cap Growth-Class I-2

BNY Mellon Investment Portfolios MidCap Stock
Portfolio – Initial Shares

BNY Mellon Investment Portfolios MidCap Stock
Portfolio – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. –
Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. –
Service Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS CROCI® International VIP A

DWS CROCI® U.S. VIP A

DWS Equity 500 Index VIP A

DWS Global Income Builder VIP A

DWS Global Small Cap VIP A

DWS Government Money Market VIP A

DWS High Income VIP A

DWS International Growth VIP A

DWS Small Cap Index VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Small Mid Cap Value VIP B

Fidelity VIP Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP II Asset Manager

Fidelity VIP Index 500

Fidelity VIP II Index 500 – Service Class 2

FTVIP Franklin Mutual Global Discovery Fund CL 2

FTVIP Franklin Mutual Shares Fund CL 2

FTVIP Franklin Rising Dividends Fund CL 2

FTVIP Franklin Small Cap Value Fund CL 2

FTVIP Franklin Strategic Income Fund CL 2

FTVIP Franklin U.S. Government Fund CL 2

FTVIP Templeton Developing Markets Fund CL 2

Invesco V.I. Capital Appreciation Fund Series II

	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity

Invesco V.I. Discovery Mid Cap Growth Fund Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Global Fund Series II

Invesco V.I. Global Real Estate Fund Series I

Invesco V.I. Global Strategic Income Fund Series II

Invesco V.I. Health Care Series I

Invesco V.I. Main Street Fund Series II

Invesco V.I. Main Street Small Cap Fund Series II

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Mid Cap Value Portfolio S-S

Janus Henderson Research Portfolio I-S

LVIP American Century Disciplined Core Value

LVIP American Century Value

LVIP JPMorgan Core Bond

LVIP JPMorgan Mid Cap Value

LVIP JPMorgan Small Cap Core

LVIP JPMorgan US Equity Portfolio

Voya Global High Dividend Low Volatility Portfolio
Class S

VY JPMorgan Emerging Markets Equity Portfolio
Class I

	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

DWS Capital Growth VIP B DWS Core Equity VIP B DWS CROCI® International VIP B DWS CROCI® U.S. VIP B DWS High Income VIP B	For the period ended June 17, 2024	For the year ended December 31, 2023 and for the period ended June 17, 2024

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Alger Portfolios					BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
ASSETS

Investments in underlying portfolio funds, at fair value	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,062,418	$24,977,519	$2,458,231

Dividends and other receivables	—	—	—	—	—	—	—

Total assets	28,161,123	57,457,333	13,947,219	8,350,097	5,062,418	24,977,519	2,458,231

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—

Contract owners’ equity	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,062,418	$24,977,519	$2,458,231

Accumulation period	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,061,307	$24,977,519	$2,458,231

Annuity period	—	—	—	—	1,111	—	—

Total Contract Owners’ Equity	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,062,418	$24,977,519	$2,458,231

Units Outstanding	886,622	764,478	50,377	71,189	38,064	507,377	51,093

Shares Owned in each Portfolio	1,273,107	495,878	156,376	409,318	284,246	1,213,679	120,266

Fair Value per Share	$22.12	$115.87	$89.19	$20.40	$17.81	$20.58	$20.44

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
ASSETS

Investments in underlying portfolio funds, at fair value	$7,489,101	$5,081	$214,643,068	$—	$53,860,614	$—	$12,123,557	$—

Dividends and other receivables	—	—	—	—	—	—	—	—

Total assets	7,489,101	5,081	214,643,068	—	53,860,614	—	12,123,557	—

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$7,489,101	$5,081	$214,643,068	$—	$53,860,614	$—	$12,123,557	$—

Accumulation period	$7,489,101	$5,081	$214,267,762	$—	$53,860,614	$—	$12,114,847	$—

Annuity period	—	—	375,306	—	—	—	8,710	—

Total Contract Owners’ Equity	$7,489,101	$5,081	$214,643,068	$—	$53,860,614	$—	$12,123,557	$—

Units Outstanding	162,879	102	2,711,706	—	1,201,844	—	935,490	—

Shares Owned in each Portfolio	134,914	94	4,881,580	—	3,917,135	—	1,638,319	—

Fair Value per Share	$55.51	$54.05	$43.97	$—	$13.75	$—	$7.40	$—

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

ASSETS

Investments in underlying portfolio funds, at fair value	$19,715,827	$1,212,384	$74,197,738	$—	$63,699,554	$55,945,923	$25,082,067	$—

Dividends and other receivables	—	—	—	—	—	61,008	—	—

Total assets	19,715,827	1,212,384	74,197,738	—	63,699,554	56,006,931	25,082,067	—

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$19,715,827	$1,212,384	$74,197,738	$—	$63,699,554	$56,006,931	$25,082,067	$—

Accumulation period	$19,715,827	$1,212,384	$74,149,797	$—	$63,363,966	$55,835,216	$24,910,577	$—

Annuity period	—	—	47,941	—	335,588	171,715	171,490	—

Total Contract Owners’ Equity	$19,715,827	$1,212,384	$74,197,738	$—	$63,699,554	$56,006,931	$25,082,067	$—

Units Outstanding	501,416	126,016	3,688,010	—	4,252,696	15,207,916	1,707,786	—

Shares Owned in each Portfolio	1,892,114	83,497	4,103,857	—	2,693,427	55,954,440	4,423,645	—

Fair Value per Share	$10.42	$14.52	$18.08	$—	$23.65	$1.00	$5.67	$—

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

ASSETS

Investments in underlying portfolio funds, at fair value	$11,935,358	$41,505,054	$41,142,960	$26,792	$107,256,917	$86,642,996	$19,601,665	$46,383,189	$2,238,377

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	11,935,358	41,505,054	41,142,960	26,792	107,256,917	86,642,996	19,601,665	46,383,189	2,238,377

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$11,935,358	$41,505,054	$41,142,960	$26,792	$107,256,917	$86,642,996	$19,601,665	$46,383,189	$2,238,377

Accumulation period	$11,935,358	$41,485,114	$41,046,354	$26,792	$107,256,917	$86,537,866	$19,601,665	$46,362,431	$2,238,377

Annuity period	—	19,940	96,606	—	—	105,130	—	20,758	—

Total Contract Owners’ Equity	$11,935,358	$41,505,054	$41,142,960	$26,792	$107,256,917	$86,642,996	$19,601,665	$46,383,189	$2,238,377

Units Outstanding	430,779	4,079,647	2,790,781	692	2,107,458	413,439	165,981	133,905	37,575

Shares Owned in each Portfolio	731,333	2,908,553	2,979,215	1,940	3,447,667	1,495,392	737,182	478,473	136,072

Fair Value per Share	$16.32	$14.27	$13.81	$13.81	$31.11	$57.94	$26.59	$96.94	$16.45

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

ASSETS

Investments in underlying portfolio funds, at fair value	$89,090,419	$2,178,645	$9,663,579	$2,292,744	$5,952,303	$3,965,864	$2,460,831	$1,114,831	$1,491,181

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	89,090,419	2,178,645	9,663,579	2,292,744	5,952,303	3,965,864	2,460,831	1,114,831	1,491,181

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$89,090,419	$2,178,645	$9,663,579	$2,292,744	$5,952,303	$3,965,864	$2,460,831	$1,114,831	$1,491,181

Accumulation period	$89,030,370	$2,178,645	$9,663,579	$2,292,744	$5,938,724	$3,965,864	$2,460,831	$1,114,831	$1,456,085

Annuity period	60,049	—	—	—	13,579	—	—	—	35,096

Total Contract Owners’ Equity	$89,090,419	$2,178,645	$9,663,579	$2,292,744	$5,952,303	$3,965,864	$2,460,831	$1,114,831	$1,491,181

Units Outstanding	116,623	3,230	209,688	68,649	105,482	67,900	126,759	93,094	42,205

Shares Owned in each Portfolio	156,431	3,882	550,945	139,887	211,977	276,946	274,953	109,512	176,471

Fair Value per Share	$569.52	$561.22	$17.54	$16.39	$28.08	$14.32	$8.95	$10.18	$8.45

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

ASSETS

Investments in underlying portfolio funds, at fair value	$1,863,898	$1,577,382	$544,229	$10,560,445	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,863,898	1,577,382	544,229	10,560,445	15,898,302	1,838,265	1,711,410	1,424,610	4,186,305

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,863,898	$1,577,382	$544,229	$10,560,445	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305

Accumulation period	$1,863,898	$1,577,382	$544,229	$10,560,445	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305

Annuity period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$1,863,898	$1,577,382	$544,229	$10,560,445	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305

Units Outstanding	30,150	28,499	26,971	921,559	254,341	62,948	104,129	33,666	75,985

Shares Owned in each Portfolio	31,200	23,568	21,029	604,836	411,234	137,286	387,197	52,783	211,323

Fair Value per Share	$59.74	$66.93	$25.88	$17.46	$38.66	$13.39	$4.42	$26.99	$19.81

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value

ASSETS

Investments in underlying portfolio funds, at fair value	$6,768,156	$60,692,095	$53,241,436	$11,089,790	$38,202,133	$3,105,547	$37,600,451	$6,747,704	$9,065,899

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	6,768,156	60,692,095	53,241,436	11,089,790	38,202,133	3,105,547	37,600,451	6,747,704	9,065,899

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,768,156	$60,692,095	$53,241,436	$11,089,790	$38,202,133	$3,105,547	$37,600,451	$6,747,704	$9,065,899

Accumulation period	$6,768,156	$60,524,235	$53,178,401	$11,089,790	$38,133,190	$3,105,547	$37,541,483	$6,747,704	$9,065,899

Annuity period	—	167,860	63,035	—	68,943	—	58,968	—	—

Total Contract Owners’ Equity	$6,768,156	$60,692,095	$53,241,436	$11,089,790	$38,202,133	$3,105,547	$37,600,451	$6,747,704	$9,065,899

Units Outstanding	101,208	497,731	286,554	144,024	364,256	58,414	268,624	283,264	279,976

Shares Owned in each Portfolio	237,563	1,184,930	632,471	193,269	526,200	175,653	633,004	787,823	741,344

Fair Value per Share	$28.49	$51.22	$84.18	$57.38	$72.60	$17.68	$59.40	$8.57	$12.23

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2024

					Voya
					Global	Voya
	Lincoln				Resources	Investors
	Financial Group				Trust	Trust
	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

ASSETS

Investments in underlying portfolio funds, at fair value	$515,909	$4,444,817	$3,838,871	$1,349,610	$2,201,803	$2,359,631

Dividends and other receivables	—	—	—	—	—	—

Total assets	515,909	4,444,817	3,838,871	1,349,610	2,201,803	2,359,631

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—

Contract owners’ equity	$515,909	$4,444,817	$3,838,871	$1,349,610	$2,201,803	$2,359,631

Accumulation period	$515,909	$4,444,817	$3,838,871	$1,349,610	$2,201,803	$2,330,911

Annuity period	—	—	—	—	—	28,720

Total Contract Owners’ Equity	$515,909	$4,444,817	$3,838,871	$1,349,610	$2,201,803	$2,359,631

Units Outstanding	36,210	94,008	66,482	19,949	122,522	78,018

Shares Owned in each Portfolio	53,685	456,066	176,955	30,334	187,707	185,652

Fair Value per Share	$9.61	$9.75	$21.69	$44.49	$11.73	$12.71

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Alger Portfolios					BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$—	$—	$—	$—	$19,799	$216,971	$16,720

EXPENSES

Administrative, mortality and expense risk charges	379,706	738,497	164,501	109,504	70,559	362,477	34,424

Net investment income (loss)	(379,706)	(738,497)	(164,501)	(109,504)	(50,760)	(145,506)	(17,704)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	551,774	2,274,825	647,241	(219,406)	(634,507)	238,714	57,683

Capital gain distributions	52,169	—	—	—	—	371,107	39,616

Net realized gain (loss) on investments	603,943	2,274,825	647,241	(219,406)	(634,507)	609,821	97,299

Change in unrealized appreciation (depreciation) on investments	3,586,527	17,973,790	3,790,776	1,793,806	1,049,036	2,230,837	180,632

Net realized and unrealized gain (loss) on investments	4,190,470	20,248,615	4,438,017	1,574,400	414,529	2,840,658	277,931

Net increase (decrease) in contract owners’ equity resulting from operations	$3,810,764	$19,510,118	$4,273,516	$1,464,896	$363,769	$2,695,152	$260,227

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024

REVENUE

Dividend income	$39,016	$18	$391,841	$—	$457,214	$124	$420,065	$1

EXPENSES

Administrative, mortality and expense risk charges	101,024	81	2,867,774	445	759,344	175	177,409	19

Net investment income (loss)	(62,008)	(63)	(2,475,933)	(445)	(302,130)	(51)	242,656	(18)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	334,700	17	10,575,283	93,865	1,294,117	4,674	205,667	(561)

Capital gain distributions	46,448	30	15,802,949	2,644	2,887,710	1,213	—	—

Net realized gain (loss) on investments	381,148	47	26,378,232	96,509	4,181,827	5,887	205,667	(561)

Change in unrealized appreciation (depreciation) on investments	1,162,470	949	22,015,347	(93,226)	5,187,544	(3,004)	(305,074)	561

Net realized and unrealized gain (loss) on investments	1,543,618	996	48,393,579	3,283	9,369,371	2,883	(99,407)	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,481,610	$933	$45,917,646	$2,838	$9,067,241	$2,832	$143,249	$(18)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024

REVENUE

Dividend income	$282,087	$7,647	$1,127,124	$482	$2,287,529	$2,761,311	$1,501,112	$464

EXPENSES

Administrative, mortality and expense risk charges	290,115	12,333	1,061,341	473	873,208	793,278	341,082	73

Net investment income (loss)	(8,028)	(4,686)	65,783	9	1,414,321	1,968,033	1,160,030	391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	(414,332)	(2,005)	304,331	32,204	(215,304)	—	(345,661)	(995)

Capital gain distributions	852,486	17,922	—	—	—	—	—	—

Net realized gain (loss) on investments	438,154	15,917	304,331	32,204	(215,304)	—	(345,661)	(995)

Change in unrealized appreciation (depreciation) on investments	461,850	45,050	10,868,207	(28,154)	3,651,033	—	590,377	694

Net realized and unrealized gain (loss) on investments	900,004	60,967	11,172,538	4,050	3,435,729	—	244,716	(301)

Net increase (decrease) in contract owners’ equity resulting from operations	$891,976	$56,281	$11,238,321	$4,059	$4,850,050	$1,968,033	$1,404,746	$90

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$153,551	$—	$510,084	$216	$1,282,636	$152,916	$344,891	$389	$54,561

EXPENSES

Administrative, mortality and expense risk charges	176,563	610,832	590,741	572	1,482,154	1,056,150	261,473	585,207	31,406

Net investment income (loss)	(23,012)	(610,832)	(80,657)	(356)	(199,518)	(903,234)	83,418	(584,818)	23,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	545,169	(508,700)	(555,272)	11,006	5,043,819	6,231,460	772,774	2,647,482	28,983

Capital gain distributions	—	408,919	2,101,413	1,287	6,110,302	9,779,813	1,129,040	9,750,527	14,897

Net realized gain (loss) on investments	545,169	(99,781)	1,546,141	12,293	11,154,121	16,011,273	1,901,814	12,398,009	43,880

Change in unrealized appreciation (depreciation) on investments	438,785	2,399,211	546,245	(12,472)	10,479,785	6,306,216	538,848	(988,515)	98,928

Net realized and unrealized gain (loss) on investments	983,954	2,299,430	2,092,386	(179)	21,633,906	22,317,489	2,440,662	11,409,494	142,808

Net increase (decrease) in contract owners’ equity resulting from operations	$960,942	$1,688,598	$2,011,729	$(535)	$21,434,388	$21,414,255	$2,524,080	$10,824,676	$165,963

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 -Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$1,107,825	$22,372	$175,473	$46,668	$62,705	$37,200	$116,840	$30,969	$67,426

EXPENSES

Administrative, mortality and expense risk charges	1,165,532	31,985	138,865	32,513	80,726	53,549	33,968	13,924	22,183

Net investment income (loss)	(57,707)	(9,613)	36,608	14,155	(18,021)	(16,349)	82,872	17,045	45,243

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	10,372,667	360,533	(1,471)	(117,367)	69,900	(85,644)	(90,519)	(17,274)	(52,955)

Capital gain distributions	51,811	1,294	737,347	48,531	298,348	91,946	—	—	12,958

Net realized gain (loss) on investments	10,424,478	361,827	735,876	(68,836)	368,248	6,302	(90,519)	(17,274)	(39,997)

Change in unrealized appreciation (depreciation) on investments	7,893,925	86,909	(391,022)	287,345	206,507	394,778	75,401	(987)	100,419

Net realized and unrealized gain (loss) on investments	18,318,403	448,736	344,854	218,509	574,755	401,080	(15,118)	(18,261)	60,422

Net increase (decrease) in contract owners’ equity resulting from operations	$18,260,696	$439,123	$381,462	$232,664	$556,734	$384,731	$67,754	$(1,216)	$105,665

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$—	$—	$10,029	$184,698	$—	$51,576	$47,202	$—	$—

EXPENSES

Administrative, mortality and expense risk charges	23,414	20,047	6,984	147,118	218,136	28,133	22,834	21,626	55,008

Net investment income (loss)	(23,414)	(20,047)	3,045	37,580	(218,136)	23,443	24,368	(21,626)	(55,008)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	7,118	(30,259)	(5,656)	(225,381)	273,262	(99,274)	(23,651)	25,918	(269,617)

Capital gain distributions	—	—	21,346	396,374	961,901	—	—	—	409,483

Net realized gain (loss) on investments	7,118	(30,259)	15,690	170,993	1,235,163	(99,274)	(23,651)	25,918	139,866

Change in unrealized appreciation (depreciation) on investments	479,446	343,257	40,347	842,498	1,149,203	18,138	22,083	48,305	709,627

Net realized and unrealized gain (loss) on investments	486,564	312,998	56,037	1,013,491	2,384,366	(81,136)	(1,568)	74,223	849,493

Net increase (decrease) in contract owners’ equity resulting from operations	$463,150	$292,951	$59,082	$1,051,071	$2,166,230	$(57,693)	$22,800	$52,597	$794,485

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$—	$1,247,051	$395,177	$11,983	$281,690	$25,969	$10,531	$89,485	$272,276

EXPENSES

Administrative, mortality and expense risk charges	91,610	804,204	700,979	151,046	496,659	42,503	465,063	93,020	127,687

Net investment income (loss)	(91,610)	442,847	(305,802)	(139,063)	(214,969)	(16,534)	(454,532)	(3,535)	144,589

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	156,170	3,295,734	1,915,422	145,397	2,482,164	29,457	1,635,616	(162,212)	428,549

Capital gain distributions	247,558	—	2,123,051	625,436	1,199,316	165,625	1,001,664	—	550,701

Net realized gain (loss) on investments	403,728	3,295,734	4,038,473	770,833	3,681,480	195,082	2,637,280	(162,212)	979,250

Change in unrealized appreciation (depreciation) on investments	393,503	4,197,560	3,308,190	1,805,812	3,867,331	155,870	7,777,840	926,613	(366,340)

Net realized and unrealized gain (loss) on investments	797,231	7,493,294	7,346,663	2,576,645	7,548,811	350,952	10,415,120	764,401	612,910

Net increase (decrease) in contract owners’ equity resulting from operations	$705,621	$7,936,141	$7,040,861	$2,437,582	$7,333,842	$334,418	$9,960,588	$760,866	$757,499

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	Lincoln Financial Group				Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

REVENUE

Dividend income	$22,776	$53,839	$30,800	$6,923	$58,290	$27,211

EXPENSES

Administrative, mortality and expense risk charges	6,908	60,927	53,068	17,927	31,109	33,713

Net investment income (loss)	15,868	(7,088)	(22,268)	(11,004)	27,181	(6,502)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	(1,707)	(52,636)	(113,586)	74,217	103,251	(184,455)

Capital gain distributions	—	714,674	57,990	58,058	79,981	—

Net realized gain (loss) on investments	(1,707)	662,038	(55,596)	132,275	183,232	(184,455)

Change in unrealized appreciation (depreciation) on investments	(12,918)	(89,749)	466,587	141,542	48,984	222,744

Net realized and unrealized gain (loss) on investments	(14,625)	572,289	410,991	273,817	232,216	38,289

Net increase (decrease) in contract owners’ equity resulting from operations	$1,243	$565,201	$388,723	$262,813	$259,397	$31,787

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Alger Portfolios					BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(379,706)	$(738,497)	$(164,501)	$(109,504)	$(50,760)	$(145,506)	$(17,704)

Net realized gain (loss) on investments	603,943	2,274,825	647,241	(219,406)	(634,507)	609,821	97,299

Change in unrealized appreciation (depreciation) on investments	3,586,527	17,973,790	3,790,776	1,793,806	1,049,036	2,230,837	180,632

Net increase (decrease) in contract owners’ equity resulting from operations	3,810,764	19,510,118	4,273,516	1,464,896	363,769	2,695,152	260,227

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	1,200	61,542	44,062	39,680	—	30,450

Net transfer (to) from affiliate and subaccounts	681,630	(1,984,012)	(74,082)	(78,769)	(199,944)	(419,307)	(50,049)

Payments for redemptions	(1,618,574)	(3,906,729)	(1,410,211)	(959,876)	(548,116)	(1,975,128)	(497,410)

Guaranteed retirement income benefit, maintenance fees, and other fees	(62,613)	(123,416)	—	—	—	(60,735)	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(999,557)	(6,012,957)	(1,422,751)	(994,583)	(708,380)	(2,455,170)	(517,009)

Total increase (decrease) in contract owners’ equity	2,811,207	13,497,161	2,850,765	470,313	(344,611)	239,982	(256,782)

CONTRACT OWNERS’ EQUITY

Beginning of period	25,349,916	43,960,172	11,096,454	7,879,784	5,407,029	24,737,537	2,715,013

End of period	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,062,418	$24,977,519	$2,458,231

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024
OPERATIONS

Net investment income (loss)	$(62,008)	$(63)	$(2,475,933)	$(445)	$(302,130)	$(51)	$242,656	$(18)

Net realized gain (loss) on investments	381,148	47	26,378,232	96,509	4,181,827	5,887	205,667	(561)

Change in unrealized appreciation (depreciation) on investments	1,162,470	949	22,015,347	(93,226)	5,187,544	(3,004)	(305,074)	561

Net increase (decrease) in contract owners’ equity resulting from operations	1,481,610	933	45,917,646	2,838	9,067,241	2,832	143,249	(18)

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	5,610	—	100,051	—	10,123	—	24,471	—

Net transfer (to) from affiliate and subaccounts	143,996	—	(2,403,160)	(35,859)	(1,314,230)	(23,440)	188,193	(40)

Payments for redemptions	(794,122)	—	(21,614,530)	(310,095)	(4,750,311)	—	(955,002)	(36,437)

Guaranteed retirement income benefit, maintenance fees, and other fees	(10,695)	—	(293,447)	—	(109,530)	—	(26,203)	—

Annuity payout reserve adjustment	—	—	21,942	—	—	—	704	—

Net increase (decrease) from contract owners’ equity transactions	(655,211)	—	(24,189,144)	(345,954)	(6,163,948)	(23,440)	(767,837)	(36,477)

Total increase (decrease) in contract owners’ equity	826,399	933	21,728,502	(343,116)	2,903,293	(20,608)	(624,588)	(36,495)

CONTRACT OWNERS’ EQUITY

Beginning of period	6,662,702	4,148	192,914,566	343,116	50,957,321	20,608	12,748,145	36,495

End of period	$7,489,101	$5,081	$214,643,068	$—	$53,860,614	$—	$12,123,557	$—

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024
OPERATIONS

Net investment income (loss)	$(8,028)	$(4,686)	$65,783	$9	$1,414,321	$1,968,033	$1,160,030	$391

Net realized gain (loss) on investments	438,154	15,917	304,331	32,204	(215,304)	—	(345,661)	(995)

Change in unrealized appreciation (depreciation) on investments	461,850	45,050	10,868,207	(28,154)	3,651,033	—	590,377	694

Net increase (decrease) in contract owners’ equity resulting from operations	891,976	56,281	11,238,321	4,059	4,850,050	1,968,033	1,404,746	90

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	—	22,387	—	138,740	993,802	17,469	—

Net transfer (to) from affiliate and subaccounts	(486,707)	532,001	(1,794,929)	(41,152)	290,169	3,618,355	80,970	(8,409)

Payments for redemptions	(1,514,398)	(34,360)	(7,230,488)	(141,131)	(6,879,563)	(7,857,414)	(2,552,832)	1

Guaranteed retirement income benefit, maintenance fees, and other fees	(46,939)	—	(154,395)	—	(24,155)	(65,518)	(19,610)	—

Annuity payout reserve adjustment	—	—	2,364	—	24,334	7,378	9,725	—

Net increase (decrease) from contract owners’ equity transactions	(2,048,044)	497,641	(9,155,061)	(182,283)	(6,450,475)	(3,303,397)	(2,464,278)	(8,408)

Total increase (decrease) in contract owners’ equity	(1,156,068)	553,922	2,083,260	(178,224)	(1,600,425)	(1,335,364)	(1,059,532)	(8,318)

CONTRACT OWNERS’ EQUITY

Beginning of period	20,871,895	658,462	72,114,478	178,224	65,299,979	57,342,295	26,141,599	8,318

End of period	$19,715,827	$1,212,384	$74,197,738	$—	$63,699,554	$56,006,931	$25,082,067	$—

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(23,012)	$(610,832)	$(80,657)	$(356)	$(199,518)	$(903,234)	$83,418	$(584,818)	$23,155

Net realized gain (loss) on investments	545,169	(99,781)	1,546,141	12,293	11,154,121	16,011,273	1,901,814	12,398,009	43,880

Change in unrealized appreciation (depreciation) on investments	438,785	2,399,211	546,245	(12,472)	10,479,785	6,306,216	538,848	(988,515)	98,928

Net increase (decrease) in contract owners’ equity resulting from operations	960,942	1,688,598	2,011,729	(535)	21,434,388	21,414,255	2,524,080	10,824,676	165,963

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	120,856	110,369	—	—	540,075	79,002	267,359	2,369

Net transfer (to) from affiliate and subaccounts	(321,691)	(1,010,322)	(297,016)	—	(836,879)	7,757,572	335,931	2,109,974	(15,770)

Payments for redemptions	(1,070,433)	(4,277,480)	(4,077,275)	(124,052)	(7,706,505)	(10,559,619)	(2,129,735)	(5,323,040)	(259,041)

Guaranteed retirement income benefit, maintenance fees, and other fees	(29,910)	(67,057)	(67,433)	—	(253,489)	—	—	—	—

Annuity payout reserve adjustment	—	294	1,739	—	—	5,703	—	1,249	—

Net increase (decrease) from contract owners’ equity transactions	(1,422,034)	(5,233,709)	(4,329,616)	(124,052)	(8,796,873)	(2,256,269)	(1,714,802)	(2,944,458)	(272,442)

Total increase (decrease) in contract owners’ equity	(461,092)	(3,545,111)	(2,317,887)	(124,587)	12,637,515	19,157,986	809,278	7,880,218	(106,479)

CONTRACT OWNERS’ EQUITY

Beginning of period	12,396,450	45,050,165	43,460,847	151,379	94,619,402	67,485,010	18,792,387	38,502,971	2,344,856

End of period	$11,935,358	$41,505,054	$41,142,960	$26,792	$107,256,917	$86,642,996	$19,601,665	$46,383,189	$2,238,377

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(57,707)	$(9,613)	$36,608	$14,155	$(18,021)	$(16,349)	$82,872	$17,045	$45,243

Net realized gain (loss) on investments	10,424,478	361,827	735,876	(68,836)	368,248	6,302	(90,519)	(17,274)	(39,997)

Change in unrealized appreciation (depreciation) on investments	7,893,925	86,909	(391,022)	287,345	206,507	394,778	75,401	(987)	100,419

Net increase (decrease) in contract owners’ equity resulting from operations	18,260,696	439,123	381,462	232,664	556,734	384,731	67,754	(1,216)	105,665

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	289,218	4,471	96,955	35,630	31,150	39,903	73,904	14,153	21,202

Net transfer (to) from affiliate and subaccounts	(4,764,983)	94,009	(42,108)	(66,499)	(73,286)	(188,647)	202,416	106,441	(24,763)

Payments for redemptions	(9,003,656)	(445,188)	(1,592,172)	(347,277)	(717,141)	(362,093)	(333,644)	(57,895)	(291,466)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	3,633	—	—	—	1,241	—	—	—	648

Net increase (decrease) from contract owners’ equity transactions	(13,475,788)	(346,708)	(1,537,325)	(378,146)	(758,036)	(510,837)	(57,324)	62,699	(294,379)

Total increase (decrease) in contract owners’ equity	4,784,908	92,415	(1,155,863)	(145,482)	(201,302)	(126,106)	10,430	61,483	(188,714)

CONTRACT OWNERS’ EQUITY

Beginning of period	84,305,511	2,086,230	10,819,442	2,438,226	6,153,605	4,091,970	2,450,401	1,053,348	1,679,895

End of period	$89,090,419	$2,178,645	$9,663,579	$2,292,744	$5,952,303	$3,965,864	$2,460,831	$1,114,831	$1,491,181

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(23,414)	$(20,047)	$3,045	$37,580	$(218,136)	$23,443	$24,368	$(21,626)	$(55,008)

Net realized gain (loss) on investments	7,118	(30,259)	15,690	170,993	1,235,163	(99,274)	(23,651)	25,918	139,866

Change in unrealized appreciation (depreciation) on investments	479,446	343,257	40,347	842,498	1,149,203	18,138	22,083	48,305	709,627

Net increase (decrease) in contract owners’ equity resulting from operations	463,150	292,951	59,082	1,051,071	2,166,230	(57,693)	22,800	52,597	794,485

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	42,226	13,966	1,223	8,062	74,954	23,610	91,520	2,247	11,472

Net transfer (to) from affiliate and subaccounts	109,535	56,524	6,671	475,475	78,972	(63,914)	46,735	87,627	4,192

Payments for redemptions	(182,536)	(131,100)	(28,297)	(1,349,553)	(1,864,681)	(310,047)	(158,244)	(265,444)	(412,656)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(30,775)	(60,610)	(20,403)	(866,016)	(1,710,755)	(350,351)	(19,989)	(175,570)	(396,992)

Total increase (decrease) in contract owners’ equity	432,375	232,341	38,679	185,055	455,475	(408,044)	2,811	(122,973)	397,493

CONTRACT OWNERS’ EQUITY

Beginning of period	1,431,523	1,345,041	505,550	10,375,390	15,442,827	2,246,309	1,708,599	1,547,583	3,788,812

End of period	$1,863,898	$1,577,382	$544,229	$10,560,445	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(91,610)	$442,847	$(305,802)	$(139,063)	$(214,969)	$(16,534)	$(454,532)	$(3,535)	$144,589

Net realized gain (loss) on investments	403,728	3,295,734	4,038,473	770,833	3,681,480	195,082	2,637,280	(162,212)	979,250

Change in unrealized appreciation (depreciation) on investments	393,503	4,197,560	3,308,190	1,805,812	3,867,331	155,870	7,777,840	926,613	(366,340)

Net increase (decrease) in contract owners’ equity resulting from operations	705,621	7,936,141	7,040,861	2,437,582	7,333,842	334,418	9,960,588	760,866	757,499

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	57,252	285,275	224,974	—	140,663	40,188	183,703	30,918	132,443

Net transfer (to) from affiliate and subaccounts	(87,658)	844,541	(364,812)	687,867	(380,935)	(52,465)	(124,179)	(31,680)	(137,051)

Payments for redemptions	(647,206)	(7,395,609)	(5,484,193)	(838,241)	(3,681,840)	(231,863)	(3,250,280)	(887,552)	(1,294,231)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(24,312)	—	—	—	—	—

Annuity payout reserve adjustment	—	9,746	1,745	—	1,915	—	2,309	—	—

Net increase (decrease) from contract owners’ equity transactions	(677,612)	(6,256,047)	(5,622,286)	(174,686)	(3,920,197)	(244,140)	(3,188,447)	(888,314)	(1,298,839)

Total increase (decrease) in contract owners’ equity	28,009	1,680,094	1,418,575	2,262,896	3,413,645	90,278	6,772,141	(127,448)	(541,340)

CONTRACT OWNERS’ EQUITY

Beginning of period	6,740,147	59,012,001	51,822,861	8,826,894	34,788,488	3,015,269	30,828,310	6,875,152	9,607,239

End of period	$6,768,156	$60,692,095	$53,241,436	$11,089,790	$38,202,133	$3,105,547	$37,600,451	$6,747,704	$9,065,899

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	Lincoln Financial Group				Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$15,868	$(7,088)	$(22,268)	$(11,004)	$27,181	$(6,502)

Net realized gain (loss) on investments	(1,707)	662,038	(55,596)	132,275	183,232	(184,455)

Change in unrealized appreciation (depreciation) on investments	(12,918)	(89,749)	466,587	141,542	48,984	222,744

Net increase (decrease) in contract owners’ equity resulting from operations	1,243	565,201	388,723	262,813	259,397	31,787

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	5,100	25,126	27,177	6,596	20,964	10,527

Net transfer (to) from affiliate and subaccounts	92,151	203,298	(80,035)	(74,554)	(30,834)	104,961

Payments for redemptions	(9,586)	(862,612)	(434,131)	(71,041)	(431,530)	(406,525)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	827

Net increase (decrease) from contract owners’ equity transactions	87,665	(634,188)	(486,989)	(138,999)	(441,400)	(290,210)

Total increase (decrease) in contract owners’ equity	88,908	(68,987)	(98,266)	123,814	(182,003)	(258,423)

CONTRACT OWNERS’ EQUITY

Beginning of period	427,001	4,513,804	3,937,137	1,225,796	2,383,806	2,618,054

End of period	$515,909	$4,444,817	$3,838,871	$1,349,610	$2,201,803	$2,359,631

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc. (a)		BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value (a)	American Century VP Value (a)	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$10,413	$(542,126)	$(135,000)	$(99,693)	$(68,157)	$13,551	$100,220	$(141,325)	$(20,182)

Net realized gain (loss) on investments	388,604	(1,008,830)	(307,232)	(239,281)	(404,263)	(264,391)	1,054,726	618,092	30,039

Change in unrealized appreciation (depreciation) of investments	3,153,190	14,674,459	3,136,697	1,784,827	1,206,741	707,968	(449,213)	3,158,942	379,646

Net increase in contract owners’ equity resulting from operations	3,552,207	13,123,503	2,694,465	1,445,853	734,321	457,128	705,733	3,635,709	389,503

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	2,400	48,012	45,926	51,208	67,373	67,046	—	60,519

Net transfer (to) from affiliate and subaccounts	(240,760)	948,355	403,618	2,229	(37,958)	(43,313)	(220,605)	(395,167)	(14,277)

Payments for redemptions	(1,296,611)	(2,665,014)	(844,155)	(508,260)	(413,214)	(506,411)	(885,317)	(1,566,643)	(182,672)

Guaranteed retirement income benefit, maintenance fees, and other fees	(55,952)	(91,672)	—	—	—	—	—	(55,590)	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,593,323)	(1,805,931)	(392,525)	(460,105)	(399,964)	(482,351)	(1,038,876)	(2,017,400)	(136,430)

Total increase (decrease) in contract owners’ equity	1,958,884	11,317,572	2,301,940	985,748	334,357	(25,223)	(333,143)	1,618,309	253,073

CONTRACT OWNERS’ EQUITY

Beginning of period	23,391,032	32,642,600	8,794,514	6,894,036	5,072,672	6,900,375	9,940,382	23,119,228	2,461,940

End of period	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,407,029	$6,875,152	$9,607,239	$24,737,537	$2,715,013

(a)	Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$(40,931)	$(51)	$(2,269,233)	$(5,646)	$(217,338)	$(222)	$232,171	$378

Net realized gain (loss) on investments	840,158	650	10,629,039	15,501	2,026,392	1,102	34,185	(469)

Change in unrealized appreciation (depreciation) of investments	452,474	190	46,053,933	80,467	8,493,286	3,003	1,647,942	5,225

Net increase in contract owners’ equity resulting from operations	1,251,701	789	54,413,739	90,322	10,302,340	3,883	1,914,298	5,134

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	4,063	—	115,146	—	34,714	—	21,406	—

Net transfer (to) from affiliate and subaccounts	128,797	—	(2,099,894)	—	(928,381)	—	127,181	—

Payments for redemptions	(498,531)	(740)	(13,110,642)	(1,478)	(3,473,846)	(441)	(646,338)	—

Guaranteed retirement income benefit, maintenance fees, and other fees	(9,514)	—	(249,893)	—	(97,688)	—	(25,126)	—

Annuity payout reserve adjustment	—	—	(19,442)	—	(171)	—	669	—

Net increase (decrease) from contract owners’ equity transactions	(375,185)	(740)	(15,364,725)	(1,478)	(4,465,372)	(441)	(522,208)	—

Total increase (decrease) in contract owners’ equity	876,516	49	39,049,014	88,844	5,836,968	3,442	1,392,090	5,134

CONTRACT OWNERS’ EQUITY

Beginning of period	5,786,186	4,099	153,865,552	254,272	45,120,353	17,166	11,356,055	31,361

End of period	$6,662,702	$4,148	$192,914,566	$343,116	$50,957,321	$20,608	$12,748,145	$36,495

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$(96,318)	$(2,000)	$214,253	$(872)	$1,191,307	$1,960,526	$1,025,519	$252

Net realized gain (loss) on investments	(794,256)	2,933	(482,632)	446	(1,359,139)	—	(549,887)	(170)

Change in unrealized appreciation (depreciation) of investments	4,875,163	72,740	12,265,979	27,773	8,258,750	—	1,929,507	614

Net increase in contract owners’ equity resulting from operations	3,984,589	73,673	11,997,600	27,347	8,090,918	1,960,526	2,405,139	696

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	500	—	54,822	—	45,275	307,461	72,369	—

Net transfer (to) from affiliate and subaccounts	7,846	92,761	(1,101,628)	26	162,403	(4,791,209)	205,760	1

Payments for redemptions	(1,023,824)	(9,483)	(4,565,133)	(786)	(7,499,629)	(8,737,087)	(2,337,981)	(458)

Guaranteed retirement income benefit, maintenance fees, and other fees	(44,316)	—	(140,368)	—	(23,018)	(68,214)	(20,391)	—

Annuity payout reserve adjustment	—	—	1,882	—	(4,474)	(17,674)	9,002	—

Net increase (decrease) from contract owners’ equity transactions	(1,059,794)	83,278	(5,750,425)	(760)	(7,319,443)	(13,306,723)	(2,071,241)	(457)

Total increase (decrease) in contract owners’ equity	2,924,795	156,951	6,247,175	26,587	771,475	(11,346,197)	333,898	239

CONTRACT OWNERS’ EQUITY

Beginning of period	17,947,100	501,511	65,867,303	151,637	64,528,504	68,688,492	25,807,701	8,079

End of period	$20,871,895	$658,462	$72,114,478	$178,224	$65,299,979	$57,342,295	$26,141,599	$8,318

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$(76,045)	$(565,599)	$(79,566)	$(1,508)	$(22,012)	$(505,979)	$106,405	$(414,834)	$22,487

Net realized gain (loss) on investments	322,940	(898,897)	256,481	5,837	6,256,545	3,720,768	806,649	2,869,963	2,882

Change in unrealized appreciation (depreciation) of investments	1,385,144	8,165,314	5,025,166	12,435	12,772,949	13,764,680	722,700	7,870,758	220,102

Net increase in contract owners’ equity resulting from operations	1,632,039	6,700,818	5,202,081	16,764	19,007,482	16,979,469	1,635,754	10,325,887	245,471

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	50	80,441	111,319	—	—	483,878	114,159	396,463	29,766

Net transfer (to) from affiliate and subaccounts	188,123	(391,266)	(1,034,017)	—	(597,019)	(389,943)	(92,505)	460,350	8,971

Payments for redemptions	(751,387)	(2,372,935)	(2,803,630)	—	(4,224,363)	(4,986,164)	(1,924,376)	(3,763,457)	(162,961)

Guaranteed retirement income benefit, maintenance fees, and other fees	(28,576)	(65,288)	(65,118)	(1)	(213,355)	—	—	—	—

Annuity payout reserve adjustment	—	238	1,479	—	—	3,993	(171)	884	—

Net increase (decrease) from contract owners’ equity transactions	(591,790)	(2,748,810)	(3,789,967)	(1)	(5,034,737)	(4,888,236)	(1,902,893)	(2,905,760)	(124,224)

Total increase (decrease) in contract owners’ equity	1,040,249	3,952,008	1,412,114	16,763	13,972,745	12,091,233	(267,139)	7,420,127	121,247

CONTRACT OWNERS’ EQUITY

Beginning of period	11,356,201	41,098,157	42,048,733	134,616	80,646,657	55,393,777	19,059,526	31,082,844	2,223,609

End of period	$12,396,450	$45,050,165	$43,460,847	$151,379	$94,619,402	$67,485,010	$18,792,387	$38,502,971	$2,344,856

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$140,586	$(3,950)	$121,016	$12,873	$(23,259)	$(31,748)	$81,599	$12,454	$11,829

Net realized gain (loss) on investments	4,889,255	135,283	492,629	133,500	673,176	14,043	(108,185)	(90,558)	2,921

Change in unrealized appreciation (depreciation) of investments	11,722,577	286,050	1,167,559	120,193	(45,648)	436,042	192,220	112,035	158,090

Net increase in contract owners’ equity resulting from operations	16,752,418	417,383	1,781,204	266,566	604,269	418,337	165,634	33,931	172,840

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	468,699	4,665	99,903	37,087	63,490	45,862	29,330	17,908	57,838

Net transfer (to) from affiliate and subaccounts	7,105,226	(8,900)	(162,183)	(31,645)	160,203	123,147	(5,072)	153,117	(28,799)

Payments for redemptions	(6,593,960)	(122,754)	(793,847)	(125,698)	(491,405)	(353,987)	(322,605)	(400,818)	(100,032)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	1,641	—	—	—	1,057	—	—	—	556

Net increase (decrease) from contract owners’ equity transactions	981,606	(126,989)	(856,127)	(120,256)	(266,655)	(184,978)	(298,347)	(229,793)	(70,437)

Total increase (decrease) in contract owners’ equity	17,734,024	290,394	925,077	146,310	337,614	233,359	(132,713)	(195,862)	102,403

CONTRACT OWNERS’ EQUITY

Beginning of period	66,571,487	1,795,836	9,894,365	2,291,916	5,815,991	3,858,611	2,583,114	1,249,210	1,577,492

End of period	$84,305,511	$2,086,230	$10,819,442	$2,438,226	$6,153,605	$4,091,970	$2,450,401	$1,053,348	$1,679,895

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$(18,079)	$(17,032)	$3,578	$56,881	$(186,050)	$1,988	$(23,743)	$(20,859)	$(29,989)

Net realized gain (loss) on investments	(73,090)	(77,992)	25,019	(51,314)	1,536,399	(145,531)	(84,567)	(8,473)	94,801

Change in unrealized appreciation (depreciation) of investments	475,876	227,567	16,564	865,236	2,574,623	305,708	233,273	52,748	618,963

Net increase in contract owners’ equity resulting from operations	384,707	132,543	45,161	870,803	3,924,972	162,165	124,963	23,416	683,775

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	13,344	5,666	2,443	8,160	227,296	72,345	25,455	4,979	12,911

Net transfer (to) from affiliate and subaccounts	(98,196)	29,209	(10,219)	(361,461)	188,038	(68,319)	(137,926)	23,210	(10,331)

Payments for redemptions	(75,129)	(41,823)	(278,766)	(1,322,405)	(1,182,002)	(363,258)	(195,428)	(168,780)	(203,420)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(159,981)	(6,948)	(286,542)	(1,675,706)	(766,668)	(359,232)	(307,899)	(140,591)	(200,840)

Total increase (decrease) in contract owners’ equity	224,726	125,595	(241,381)	(804,903)	3,158,304	(197,067)	(182,936)	(117,175)	482,935

CONTRACT OWNERS’ EQUITY

Beginning of period	1,206,797	1,219,446	746,931	11,180,293	12,284,523	2,443,376	1,891,535	1,664,758	3,305,877

End of period	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group

	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$(25,628)	$452,276	$(579,560)	$(94,936)	$(125,931)	$(10,324)	$(323,105)	$9,241	$79,886

Net realized gain (loss) on investments	54,696	2,454,974	4,634,323	(160,926)	2,767,987	84,969	394,329	(1,851)	355,338

Change in unrealized appreciation (depreciation) of investments	937,645	4,632,095	3,714,635	2,735,823	4,637,346	193,838	9,321,015	10,546	(39,418)

Net increase in contract owners’ equity resulting from operations	966,713	7,539,345	7,769,398	2,479,961	7,279,402	268,483	9,392,239	17,936	395,806

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	86,152	540,994	290,776	—	372,861	35,187	126,076	5,200	15,912

Net transfer (to) from affiliate and subaccounts	(232,947)	99,334	(152,306)	719,432	23,896	46,716	(197,627)	(17)	(18,496)

Payments for redemptions	(371,205)	(5,439,888)	(4,990,169)	(781,305)	(3,022,695)	(102,497)	(2,211,950)	(9,925)	(304,204)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(18,027)	—	—	—	—	—

Annuity payout reserve adjustment	—	6,682	1,463	—	1,466	—	1,265	—	—

Net increase (decrease) from contract owners’ equity transactions	(518,000)	(4,792,878)	(4,850,236)	(79,900)	(2,624,472)	(20,594)	(2,282,236)	(4,742)	(306,788)

Total increase (decrease) in contract owners’ equity	448,713	2,746,467	2,919,162	2,400,061	4,654,930	247,889	7,110,003	13,194	89,018

CONTRACT OWNERS’ EQUITY

Beginning of period	6,291,434	56,265,534	48,903,699	6,426,833	30,133,558	2,767,380	23,718,307	413,807	4,424,786

End of period	$6,740,147	$59,012,001	$51,822,861	$8,826,894	$34,788,488	$3,015,269	$30,828,310	$427,001	$4,513,804

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Lincoln Financial Group		Voya Global Resources Trust	Voya Investors Trust

	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS

Net investment income (loss)	$1,800	$2,949	$32,787	$17,467

Net realized gain (loss) on investments	(10,022)	77,039	102,111	(185,409)

Change in unrealized appreciation (depreciation) of investments	419,755	175,881	(19,115)	316,096

Net increase in contract owners’ equity resulting from operations	411,533	255,869	115,783	148,154

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	47,185	31,201	25,921	15,542

Net transfer (to) from affiliate and subaccounts	198,680	19,336	(38,801)	(10,012)

Payments for redemptions	(365,122)	(111,161)	(107,756)	(376,720)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—

Annuity payout reserve adjustment	—	—	—	771

Net increase (decrease) from contract owners’ equity transactions	(119,257)	(60,624)	(120,636)	(370,419)

Total increase (decrease) in contract owners’ equity	292,276	195,245	(4,853)	(222,265)

CONTRACT OWNERS’ EQUITY

Beginning of period	3,644,861	1,030,551	2,388,659	2,840,319

End of period	$3,937,137	$1,225,796	$2,383,806	$2,618,054

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”) a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd ( “ZIG”), of Zurich, Switzerland.

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy subaccounts which are currently open with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2024. As of December 31, 2024, assets were invested in sixty of the subaccount options. Subaccounts with no investment activity are not shown on the financial statements.

The Zurich Advantage III contracts have forty-eight subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the Lincoln Financial Group, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have eight subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

The Zurich Preferred and Zurich Preferred Plus contracts have forty-four subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

The Zurich ZS4 contracts have eight subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

As of December 31, 2024, the Separate Account was comprised of seventy total subaccounts which are currently open. The following is a list of subaccounts in alphabetical order (which may or may not match the order of such subaccounts on the face of the financial statements):

Alger Balanced-Class I-2	Fidelity VIP Index 500

Alger Capital Appreciation-Class I-2	Fidelity VIP II Index 500 - Service Class 2

Alger Capital Appreciation-Class S (a)	FTVIP Franklin Mutual Global Discovery Fund CL 2

Alger Large Cap Growth-Class I-2	FTVIP Franklin Mutual Shares Fund CL 2

Alger Mid Cap Growth-Class I-2	FTVIP Franklin Rising Dividends Fund CL 2

Alger Small Cap Growth-Class I-2	FTVIP Franklin Small Cap Value Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	FTVIP Franklin Strategic Income Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	FTVIP Franklin U.S. Government Fund CL 2

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	FTVIP Templeton Developing Markets Fund CL 2

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	Invesco V.I. Capital Appreciation Fund Series II

DWS Equity 500 Index VIP A	Invesco V.I. Discovery Mid Cap Growth Fund Series II

DWS Equity 500 Index VIP B2 (c)	Invesco V.I. Diversified Dividend Fund Series I

DWS Capital Growth VIP A	Invesco V.I. Equity and Income Fund Series I

DWS Capital Growth VIP B (c)	Invesco V.I. Global Fund Series II

DWS Core Equity VIP A	Invesco V.I. Global Real Estate Fund Series I

DWS Core Equity VIP B (c)	Invesco V.I. Global Strategic Income Fund Series II

DWS CROCI® International VIP A	Invesco V.I. Health Care Series I

DWS CROCI® International VIP B (c)	Invesco V.I. Main Street Fund Series II

DWS Global Small Cap VIP A	Invesco V.I. Main Street Small Cap Fund Series II

DWS Global Small Cap VIP B (c)	Janus Henderson Balanced Portfolio I-S

DWS Small Cap Index VIP A	Janus Henderson Balanced Portfolio S-S (a)

DWS CROCI® U.S. VIP A	Janus Henderson Enterprise Portfolio I-S

DWS CROCI® U.S. VIP B (c)	Janus Henderson Enterprise Portfolio S-S (a)

DWS Global Income Builder VIP A	Janus Henderson Forty Portfolio I-S

DWS Government Money Market VIP A	Janus Henderson Global Research Portfolio I-S

DWS High Income VIP A	Janus Henderson Global Research Portfolio S-S (a)

DWS High Income VIP B (c)	Janus Henderson Mid Cap Value Portfolio S-S

DWS International Growth VIP A	Janus Henderson Research Portfolio I-S

DWS International Growth VIP B (c)	Janus Henderson Research Portfolio S-S (a)

DWS Small Mid Cap Growth VIP A	LVIP American Century Disciplined Core Value (b)

DWS Small Mid Cap Value VIP A	LVIP American Century Disciplined Core Value II (a) (b)

DWS Small Mid Cap Value VIP B	LVIP American Century Value (b)

Fidelity VIP Contrafund	LVIP American Century Value II (a) (b)

Fidelity VIP Contrafund - Service II (a)	LVIP JPMorgan Core Bond (d)

Fidelity VIP Equity Income	LVIP JPMorgan MidCap Value (d)

Fidelity VIP Equity Income - Service II (a)	LVIP JPMorgan Small Cap Core (d)

Fidelity VIP Growth	LVIP JPMorgan U.S. Equity Portfolio (d)

Fidelity VIP Growth - Service II (a)	Voya Global High Dividend Low Volatility Portfolio Class S

Fidelity VIP II Asset Manager	VY JPMorgan Emerging Markets Equity Portfolio Class I

 Notes:

(a) Subaccount available for investment; however, no activity in 2024 or 2023, and as such have not been shown in the accompanying financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(b) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(c) On June 17, 2024, subaccount liquidated.

(d) Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

New Accounting Pronouncement

As of December 31, 2024, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect financial position or the results of operations. An operating segment is defined in Topic 280 as a component of an entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the president of the life business. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Contract Owner’s Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024 or December 31, 2023. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

Annuity payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Scudder Destinations, Farmers Variable Annuity I, Zurich Archway, Zurich ZS4, Zurich Preferred, Zurich Preferred Plus, and most Zurich Advantage III policies), or 4.0% for Zurich Passport and some Zurich Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

c.	Inputs other than quoted market prices that are observable.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2024, are as follows:

	Purchases	Sales

Alger Portfolios:
Alger Balanced-Class I-2	$1,396,422	$2,723,516
Alger Capital Appreciation-Class I-2	1,340,141	8,091,596
Alger Large Cap Growth-Class I-2	582,760	2,170,012
Alger Mid Cap Growth-Class I-2	285,600	1,389,687
Alger Small Cap Growth-Class I-2	304,290	1,063,430

BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	1,128,401	3,357,970
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	435,207	930,304

BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	314,070	984,842
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	48	81

Deutsche DWS Variable Series I:
DWS Capital Growth VIP A	17,786,390	28,648,519
DWS Capital Growth VIP B	2,644	346,400
DWS Core Equity VIP A	3,560,208	7,138,576
DWS Core Equity VIP B	1,337	23,614
DWS CROCI® International VIP A	741,169	1,266,352
DWS CROCI® International VIP B	1	36,495
DWS Global Small Cap VIP A	1,275,076	2,478,662
DWS Small Cap Index VIP A	683,079	172,203

Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A	1,406,554	10,495,833
DWS CROCI® U.S. VIP B	482	182,756
DWS Global Income Builder VIP A	3,416,326	8,452,480
DWS Government Money Market VIP A	16,674,731	18,002,490
DWS High Income VIP A	2,267,102	3,571,350
DWS High Income VIP B	464	8,485
DWS International Growth VIP A	400,112	1,845,157
DWS Small Mid Cap Growth VIP A	1,479,486	6,915,111
DWS Small Mid Cap Value VIP A	3,917,997	6,226,857
DWS Small Mid Cap Value VIP B	1,502	124,624

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	9,822,231	12,708,322

Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund	18,787,633	12,167,321
Fidelity VIP Equity Income	2,022,863	2,525,207
Fidelity VIP Growth	12,788,422	6,567,171
Fidelity VIP II Asset Manager	164,584	398,974
Fidelity VIP Index 500	3,811,998	17,293,682
Fidelity VIP II Index 500 - Service Class 2	166,861	521,889

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2	$1,452,967	$2,216,338
FTVIP Franklin Mutual Shares Fund CL 2	297,365	612,824
FTVIP Franklin Rising Dividends Fund CL 2	545,719	1,023,428
FTVIP Franklin Small Cap Value Fund CL 2	352,319	787,558
FTVIP Franklin Strategic Income Fund CL 2	517,759	492,211
FTVIP Franklin U.S. Government Fund CL 2	188,568	108,824
FTVIP Templeton Developing Markets Fund CL 2	171,950	408,128

Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II	249,110	303,299
Invesco V.I. Discovery Mid Cap Growth Fund Series II	90,953	171,610
Invesco V.I. Diversified Dividend Fund Series I	65,222	61,234
Invesco V.I. Equity and Income Fund Series I	1,126,813	1,558,875
Invesco V.I. Global Fund Series II	1,418,602	2,385,591
Invesco V.I. Global Real Estate Fund Series I	171,260	498,168
Invesco V.I. Global Strategic Income Fund Series II	198,452	194,074
Invesco V.I. Health Care Series I	104,283	301,479
Invesco V.I. Main Street Fund Series II	551,512	594,030
Invesco V.I. Main Street Small Cap Fund Series II	514,402	1,036,066

Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S	2,649,502	8,462,702
Janus Henderson Enterprise Portfolio I-S	3,291,613	7,096,649
Janus Henderson Forty Portfolio I-S	2,269,460	1,957,774
Janus Henderson Global Research Portfolio I-S	1,674,082	4,609,928
Janus Henderson Mid Cap Value Portfolio S-S	314,141	409,190
Janus Henderson Research Portfolio I-S	1,362,989	4,004,306

Lincoln Financial Group:
LVIP American Century Disciplined Core Value	183,201	1,075,050
LVIP American Century Value	1,176,665	1,780,213
LVIP JPMorgan Core Bond	118,248	14,715
LVIP JPMorgan MidCap Value	1,268,189	1,194,791
LVIP JPMorgan Small Cap Core	288,448	739,714
LVIP JPMorgan U.S. Equity Portfolio	150,282	242,228

Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S	215,581	549,818

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	258,167	554,879

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Contract Charges	Range
Mortality and Expense Risk Charge

Each subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.

0-1.25%

Administration Charge

Each subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include owner inquiries, changes in allocations, owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.

0-.50%

Records Maintenance Charge

An annual records maintenance charge is assessed during the accumulation period through the redemption of units and is assessed equally among all subaccounts in which the contract holder has an interest. The charge is assessed at the end of each contract year, on contract surrender and upon annuitization. However, the separate account does not deduct the records maintenance charge for contracts with contract value of at least $50,000 on the assessment date. This charge reimburses the separate account for the expenses of establishing and maintaining Contract records.

0-$30

Withdrawal Charge

Withdrawal charges are applicable only during the first seven contribution years following each purchase payment. When a withdrawal is requested in good order, and a withdrawal charge applies, the contract value is reduced by the amount of the withdrawal charge through the redemption of units. This charge is subject to certain exceptions. The withdrawal charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.

0-8%

Optional Benefit Fees

Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.

0.15-0.75%

Transfer Charge

The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a contract year. The charge would be assessed through the redemption of units.

0-$25

Investment Management Fees and Other Expenses

In some cases, the value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holder through the reduction of unit values.

0.1-1.43%

Redemption Fees

A fund or portfolio may assess a redemption fee on subaccount assets that are redeemed out of the fund or portfolio in connection with a withdrawal or transfer. Each fund or portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the fund or portfolio and is not retained by the Company. The redemption fee is deducted from the contract value through the redemption of units.

0-2%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Contract Charges - continued	Range
Applicable State Premium Taxes

Certain state and local governments impose a premium tax on purchase payments which, depending on the state, is paid by the Company at the time a purchase payment is received from the contract holder or at the time the Contract is annuitized. If the contract holder lives in a state where premium taxes are paid at the time a purchase payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the contract value at the time the purchase payment is received. If the contract holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the contract value.

0-3.5%

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Zurich Advantage III, Zurich Preferred and Zurich Preferred Plus policies is $1,000 and the contract must have at least a $1,500 value. The minimum amount of loan under Zurich Archway and Zurich ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Scudder Destinations policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is less. Farmers Variable Annuity I and Zurich Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Contract. The balance of loans outstanding as of December 31, 2024, was $22,578,610. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity contracts that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Alger Portfolios:

Alger Balanced-Class I-2

2024	54,100	88,788	(34,688)

2023	19,775	83,010	(63,235)

Alger Capital Appreciation-Class I-2

2024	31,927	121,827	(89,900)

2023	55,240	96,414	(41,174)

Alger Large Cap Growth-Class I-2

2024	2,640	8,713	(6,073)

2023	7,150	9,395	(2,245)

Alger Mid Cap Growth-Class I-2

2024	2,662	11,766	(9,104)

2023	2,362	7,484	(5,122)

Alger Small Cap Growth-Class I-2

2024	2,408	7,857	(5,449)

2023	2,290	5,703	(3,413)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

BNY Mellon Investment Portfolios:

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2024	22,763	73,404	(50,641)

2023	18,895	69,392	(50,497)

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

2024	8,101	19,965	(11,864)

2023	2,723	6,200	(3,477)

BNY Mellon Sustainable U.S. Equity Funds:

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2024	5,304	22,032	(16,728)

2023	12,424	24,719	(12,295)

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

2024	—	—	—

2023	—	21	(21)

Deutsche DWS Variable Series I:

DWS Capital Growth VIP A

2024	38,420	372,422	(334,002)

2023	72,028	349,851	(277,823)

DWS Capital Growth VIP B

2024	—	6,013	(6,013)

2023	—	29	(29)

DWS Core Equity VIP A

2024	23,269	169,539	(146,270)

2023	12,082	143,134	(131,052)

DWS Core Equity VIP B

2024	—	441	(441)

2023	—	10	(10)

DWS CROCI® International VIP A

2024	36,097	95,561	(59,464)

2023	47,930	90,213	(42,283)

DWS CROCI® International VIP B

2024	—	2,467	(2,467)

2023	—	—	—

DWS Global Small Cap VIP A

2024	10,587	62,770	(52,183)

2023	18,235	49,420	(31,185)

DWS Small Cap Index VIP A

2024	69,406	18,405	51,001

2023	26,880	17,655	9,225

Deutsche DWS Variable Series II:

DWS CROCI® U.S. VIP A

2024	46,000	524,147	(478,147)

2023	103,311	438,777	(335,466)

DWS CROCI® U.S. VIP B

2024	—	7,640	(7,640)

2023	1	39	(38)

DWS Global Income Builder VIP A

2024	73,029	551,438	(478,409)

2023	67,804	628,836	(561,032)

DWS Government Money Market VIP A

2024	4,283,384	5,404,337	(1,120,953)

2023	2,496,944	6,962,436	(4,465,492)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

DWS High Income VIP A

2024	46,988	260,416	(213,428)

2023	88,114	239,104	(150,990)

DWS High Income VIP B

2024	—	342	(342)

2023	—	19	(19)

DWS International Growth VIP A

2024	15,490	67,223	(51,733)

2023	37,347	60,698	(23,351)

DWS Small Mid Cap Growth VIP A

2024	173,787	648,287	(474,500)

2023	141,264	442,473	(301,209)

DWS Small Mid Cap Value VIP A

2024	151,869	457,568	(305,699)

2023	77,030	393,861	(316,831)

DWS Small Mid Cap Value VIP B

2024	—	3,367	(3,367)

2023	—	—	—

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP A

2024	86,779	264,064	(177,285)

2023	45,634	180,798	(135,164)

Fidelity Variable Insurance Products Funds:

Fidelity VIP Contrafund

2024	46,073	58,936	(12,863)

2023	5,922	40,513	(34,591)

Fidelity VIP Equity Income

2024	5,573	21,023	(15,450)

2023	6,414	25,862	(19,448)

Fidelity VIP Growth

2024	9,625	18,969	(9,344)

2023	9,030	21,571	(12,541)

Fidelity VIP II Asset Manager

2024	1,714	6,295	(4,581)

2023	784	3,201	(2,417)

Fidelity VIP Index 500

2024	3,971	22,997	(19,026)

2023	14,398	12,402	1,996

Fidelity VIP II Index 500 - Service Class 2

2024	247	798	(551)

2023	49	306	(257)

Franklin Templeton Variable Insurance Products Trust:

FTVIP Franklin Mutual Global Discovery Fund CL 2

2024	12,394	45,128	(32,734)

2023	3,790	24,649	(20,859)

FTVIP Franklin Mutual Shares Fund CL 2

2024	6,599	18,040	(11,441)

2023	3,027	7,249	(4,222)

FTVIP Franklin Rising Dividends Fund CL 2

2024	3,657	17,512	(13,855)

2023	5,442	10,876	(5,434)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

FTVIP Franklin Small Cap Value Fund CL 2

2024	4,264	13,651	(9,387)

2023	5,692	9,504	(3,812)

FTVIP Franklin Strategic Income Fund CL 2

2024	21,580	24,428	(2,848)

2023	9,220	25,416	(16,196)

FTVIP Franklin U.S. Government Fund CL 2

2024	13,372	8,336	5,036

2023	16,645	36,268	(19,623)

FTVIP Templeton Developing Markets Fund CL 2

2024	2,894	11,184	(8,290)

2023	3,222	5,462	(2,240)

Invesco Variable Insurance Funds:

Invesco V.I. Capital Appreciation Fund Series II

2024	4,646	5,074	(428)

2023	727	4,461	(3,734)

Invesco V.I. Discovery Mid Cap Growth Fund Series II

2024	1,742	2,965	(1,223)

2023	3,033	3,314	(281)

Invesco V.I. Diversified Dividend Fund Series I

2024	1,919	2,931	(1,012)

2023	2,789	19,289	(16,500)

Invesco V.I. Equity and Income Fund Series I

2024	63,993	143,607	(79,614)

2023	81,295	256,579	(175,284)

Invesco V.I. Global Fund Series II

2024	8,171	36,355	(28,184)

2023	15,191	30,816	(15,625)

Invesco V.I. Global Real Estate Fund Series I

2024	4,310	15,876	(11,566)

2023	3,939	16,604	(12,665)

Invesco V.I. Global Strategic Income Fund Series II

2024	9,638	10,945	(1,307)

2023	4,944	24,626	(19,682)

Invesco V.I. Health Care Series I

2024	2,367	6,338	(3,971)

2023	1,439	4,985	(3,546)

Invesco V.I. Main Street Fund Series II

2024	2,750	10,523	(7,773)

2023	1,094	5,937	(4,843)

Invesco V.I. Main Street Small Cap Fund Series II

2024	4,558	15,120	(10,562)

2023	1,865	11,401	(9,536)

Janus Aspen Series:

Janus Henderson Balanced Portfolio I-S

2024	12,988	67,558	(54,570)

2023	13,470	60,926	(47,456)

Janus Henderson Enterprise Portfolio I-S

2024	4,913	36,747	(31,834)

2023	3,860	35,685	(31,825)

Janus Henderson Forty Portfolio I-S

2024	26,665	27,862	(1,197)

2023	30,114	30,847	(733)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Janus Henderson Global Research Portfolio I-S

2024	2,771	43,191	(40,420)

2023	7,720	41,809	(34,089)

Janus Henderson Mid Cap Value Portfolio S-S

2024	2,690	7,355	(4,665)

2023	2,684	3,073	(389)

Janus Henderson Research Portfolio I-S

2024	3,275	28,850	(25,575)

2023	4,659	30,458	(25,799)

Lincoln Financial Group:

LVIP American Century Disciplined Core Value

2024	4,844	43,742	(38,898)

2023	7,760	32,341	(24,581)

LVIP American Century Value

2024	12,335	53,223	(40,888)

2023	9,162	45,734	(36,572)

LVIP JPMorgan Core Bond

2024	6,787	600	6,187

2023	299	649	(350)

LVIP JPMorgan MidCap Value

2024	11,327	25,085	(13,758)

2023	1,599	9,541	(7,942)

LVIP JPMorgan Small Cap Core

2024	3,836	12,581	(8,745)

2023	5,967	8,456	(2,489)

LVIP JPMorgan U.S. Equity Portfolio

2024	1,288	3,485	(2,197)

2023	2,056	3,285	(1,229)

Voya Global Resources Trust:

Voya Global High Dividend Low Volatility Portfolio Class S

2024	4,963	29,972	(25,009)

2023	2,991	10,774	(7,783)

Voya Investors Trust:

VY JPMorgan Emerging Markets Equity Portfolio Class I

2024	8,030	17,286	(9,256)

2023	3,959	16,495	(12,536)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2024, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Alger Portfolios:

Alger Balanced-Class I-2

2024	887	$31.762	$31.762	$28,161	N/A	1.40%	1.40%	15.44%	15.44%

2023	921	27.515	27.515	25,350	1.42%	1.40%	1.40%	15.81%	15.81%

2022	985	23.758	23.758	23,391	1.10%	1.40%	1.40%	(12.53)%	(12.53)%

2021	1,026	27.162	27.162	27,882	0.89%	1.40%	1.40%	17.48%	17.48%

2020	919	23.121	23.121	21,246	1.20%	1.40%	1.40%	8.70%	8.70%

Alger Capital Appreciation-Class I-2

2024	764	75.159	75.159	57,457	N/A	1.40%	1.40%	46.07%	46.07%

2023	854	51.453	51.453	43,960	N/A	1.40%	1.40%	41.16%	41.16%

2022	896	36.450	36.450	32,643	N/A	1.40%	1.40%	(37.40)%	(37.40)%

2021	1,052	58.225	58.225	61,274	N/A	1.40%	1.40%	17.48%	17.48%

2020	1,191	49.561	49.561	59,017	N/A	1.40%	1.40%	39.79%	39.79%

Alger Large Cap Growth-Class I-2

2024	50	180.697	303.327	13,947	N/A	1.00%	2.25%	39.73%	41.47%

2023	56	129.321	214.418	11,096	N/A	1.00%	2.25%	29.76%	31.36%

2022	59	99.662	163.230	8,795	N/A	1.00%	2.25%	(40.00)%	(39.26)%

2021	65	166.114	268.743	15,943	N/A	1.00%	2.25%	9.38%	10.73%

2020	73	151.868	242.691	16,308	0.17%	1.00%	2.25%	63.36%	65.38%

Alger Mid Cap Growth-Class I-2

2024	71	95.244	126.691	8,350	N/A	1.00%	2.25%	18.39%	19.86%

2023	80	80.449	105.697	7,880	N/A	1.00%	2.25%	20.47%	21.96%

2022	85	66.779	86.667	6,894	N/A	1.00%	2.25%	(37.48)%	(36.71)%

2021	94	106.811	136.927	11,921	N/A	1.00%	2.25%	1.91%	3.17%

2020	105	104.810	132.717	13,080	N/A	1.00%	2.25%	61.01%	63.00%

Alger Small Cap Growth-Class I-2

2024	38	60.023	153.458	5,062	0.38%	1.00%	2.25%	5.74%	7.05%

2023	44	56.765	143.346	5,407	N/A	1.00%	2.25%	13.94%	15.34%

2022	47	49.822	124.280	5,073	N/A	1.00%	2.25%	(39.38)%	(38.63)%

2021	50	82.185	202.501	8,908	N/A	1.00%	2.25%	(8.13)%	(6.99)%

2020	56	89.458	217.721	10,633	1.00%	1.00%	2.25%	63.48%	65.50%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

BNY Mellon Investment Portfolios:

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2024	507	$49.229	$49.229	$24,978	0.87%	1.40%	1.40%	11.05%	11.05%

2023	558	44.331	44.331	24,738	0.78%	1.40%	1.40%	16.68%	16.68%

2022	609	37.993	37.993	23,119	0.70%	1.40%	1.40%	(15.26)%	(15.26)%

2021	675	44.836	44.836	30,285	0.66%	1.40%	1.40%	24.15%	24.15%

2020	679	36.115	36.115	24,526	0.73%	1.40%	1.40%	6.61%	6.61%

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

2024	51	39.473	51.532	2,458	0.65%	1.00%	2.25%	9.85%	11.21%

2023	63	35.935	46.335	2,715	0.54%	1.00%	2.25%	15.40%	16.82%

2022	66	31.140	39.663	2,462	0.42%	1.00%	2.25%	(16.17)%	(15.13)%

2021	77	37.145	46.735	3,357	0.47%	1.00%	2.25%	22.80%	24.32%

2020	87	30.249	37.593	3,085	0.53%	1.00%	2.25%	5.47%	6.78%

BNY Mellon Sustainable U.S Equity

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2024	163	94.588	129.123	7,489	0.55%	1.00%	2.25%	22.13%	23.65%

2023	180	77.450	104.429	6,663	0.73%	1.00%	2.25%	21.11%	22.60%

2022	192	21.860	85.179	5,786	0.53%	1.00%	2.25%	(24.57)%	(23.64)%

2021	165	28.738	111.543	7,622	0.77%	1.00%	2.25%	24.20%	25.74%

2020	166	22.946	88.709	6,147	0.98%	1.00%	2.25%	21.41%	22.91%

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

2024	—	45.889	49.574	5	0.39%	1.70%	2.05%	22.06%	22.48%

2023	—	37.595	40.474	4	0.58%	1.70%	2.05%	21.03%	21.45%

2022	—	31.062	33.326	4	0.27%	1.70%	2.05%	(24.61)%	(24.35)%

2021	—	41.200	44.052	5	0.59%	1.70%	2.05%	24.14%	24.56%

2020	—	33.189	35.365	4	0.83%	1.70%	2.05%	21.37%	21.79%

Deutsche DWS Variable Series I:

DWS Capital Growth VIP A

2024	2,712	95.352	141.895	214,643	0.19%	1.00%	2.25%	23.82%	25.36%

2023	3,046	77.011	113.192	192,915	0.08%	1.00%	2.25%	35.54%	37.21%

2022	3,324	37.571	82.497	153,866	0.09%	1.00%	2.25%	(32.26)%	(31.42)%

2021	3,587	55.003	120.298	243,399	0.21%	1.00%	2.25%	20.08%	21.56%

2020	4,028	45.426	98.960	224,878	0.48%	1.00%	2.25%	35.99%	37.67%

DWS Capital Growth VIP B (b)

2024	—	64.329	69.367	—	N/A	1.70%	2.05%	16.42%	16.61%

2023	6	55.256	59.488	343	N/A	1.70%	2.05%	35.41%	35.87%

2022	6	40.807	43.782	254	N/A	1.70%	2.05%	(32.29)%	(32.06)%

2021	6	60.271	64.443	397	N/A	1.70%	2.05%	20.00%	20.41%

2020	6	50.227	53.520	332	0.25%	1.70%	2.05%	35.92%	36.38%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

DWS Core Equity VIP A

2024	1,202	$46.779	$57.337	$53,861	0.87%	1.00%	2.05%	17.66%	18.89%

2023	1,348	39.758	48.229	50,957	0.93%	1.00%	2.05%	23.06%	24.33%

2022	1,479	29.832	38.790	45,120	0.78%	1.00%	2.05%	(17.22)%	(16.36)%

2021	1,602	35.810	46.380	58,746	0.78%	1.00%	2.05%	22.78%	24.06%

2020	1,712	28.980	37.386	50,681	1.26%	1.00%	2.05%	13.80%	14.99%

DWS Core Equity VIP B (b)

2024	—	49.594	53.478	—	1.20%	1.70%	2.05%	13.57%	13.75%

2023	—	43.670	47.014	21	0.61%	1.70%	2.05%	22.66%	23.08%

2022	—	35.601	38.197	17	0.44%	1.70%	2.05%	(17.42)%	(17.13)%

2021	—	43.109	46.094	21	0.46%	1.70%	2.05%	22.43%	22.85%

2020	—	35.211	37.519	18	0.30%	1.70%	2.05%	13.35%	13.74%

DWS CROCI® International VIP A

2024	935	12.792	18.689	12,124	3.38%	1.00%	2.25%	0.19%	1.43%

2023	995	12.768	18.425	12,748	3.32%	1.00%	2.25%	16.34%	17.77%

2022	1,037	10.596	15.645	11,356	3.09%	1.00%	2.25%	(15.10)%	(14.05)%

2021	1,093	12.376	18.201	13,981	2.46%	1.00%	2.25%	6.83%	8.16%

2020	1,148	11.488	16.829	13,623	3.08%	1.00%	2.25%	0.35%	1.60%

DWS CROCI® International VIP B (b)

2024	—	14.286	15.405	—	0.01%	1.70%	2.05%	(0.32)%	(0.16)%

2023	2	14.331	15.429	36	2.99%	1.70%	2.05%	16.20%	16.60%

2022	2	12.333	13.233	31	2.76%	1.70%	2.05%	(15.25)%	(14.96)%

2021	2	14.553	15.560	37	2.20%	1.70%	2.05%	6.75%	7.12%

2020	2	13.632	14.526	35	2.88%	1.70%	2.05%	0.43%	0.78%

DWS Global Small Cap VIP A

2024	501	39.320	39.320	19,716	1.39%	1.40%	1.40%	4.29%	4.29%

2023	554	37.702	37.702	20,872	0.88%	1.40%	1.40%	22.85%	22.85%

2022	585	30.690	30.690	17,947	0.52%	1.40%	1.40%	(25.10)%	(25.10)%

2021	638	40.976	40.976	26,160	0.37%	1.40%	1.40%	13.35%	13.35%

2020	689	36.148	36.148	24,915	0.70%	1.40%	1.40%	15.74%	15.74%

DWS Small Cap Index VIP A

2024	126	9.621	9.621	1,212	0.82%	1.40%	1.40%	9.61%	9.61%

2023	75	8.778	8.778	658	0.88%	1.40%	1.40%	15.15%	15.15%

2022	66	7.623	7.623	502	0.57%	1.40%	1.40%	(21.73)%	(21.73)%

2021	24	9.283	9.858	238	N/A	N/A	N/A	N/A	N/A

Deutsche DWS Variable Series II:

DWS CROCI® U.S. VIP A

2024	3,688	4.560	5.894	74,198	1.54%	1.00%	2.05%	15.38%	16.59%

2023	4,166	3.952	5.056	72,114	1.69%	1.00%	2.05%	18.34%	19.57%

2022	4,502	3.339	23.177	65,867	1.74%	1.00%	2.05%	(17.09)%	(16.23)%

2021	4,841	4.028	27.777	85,179	2.01%	1.00%	2.05%	24.14%	25.43%

2020	5,386	3.245	22.233	76,166	2.07%	1.00%	2.05%	(13.92)%	(13.03)%

DWS CROCI® U.S. VIP B (b)

2024	—	24.555	26.478	—	0.54%	1.70%	2.05%	8.91%	9.08%

2023	8	22.547	24.274	178	1.36%	1.70%	2.05%	17.96%	18.36%

2022	8	19.114	20.508	152	1.41%	1.70%	2.05%	(17.36)%	(17.08)%

2021	8	23.130	24.731	183	1.62%	1.70%	2.05%	23.73%	24.16%

2020	8	18.693	19.919	148	1.81%	1.70%	2.05%	(14.17)%	(13.88)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

DWS Global Income Builder VIP A

2024	4,253	$4.036	$16.796	$63,700	3.55%	1.00%	2.25%	6.69%	8.02%

2023	4,731	3.783	16.794	65,300	3.15%	1.00%	2.25%	12.37%	13.76%

2022	5,292	3.367	19.097	64,529	2.84%	1.00%	2.25%	(16.85)%	(15.82)%

2021	5,833	4.049	22.825	85,226	2.35%	1.00%	2.25%	8.51%	9.86%

2020	6,570	3.731	20.921	85,412	2.96%	1.00%	2.25%	5.90%	7.21%

DWS Government Money Market VIP A

2024	15,208	0.839	13.495	56,007	4.87%	— %	2.25%	2.60%	4.92%

2023	16,329	0.818	12.862	57,342	4.42%	— %	2.25%	2.45%	4.75%

2022	20,794	0.798	16.076	68,688	1.23%	— %	2.25%	(0.92)%	1.31%

2021	20,150	0.805	16.169	69,256	0.01%	— %	2.25%	(2.19)%	0.02%

2020	11,525	0.823	16.475	43,544	0.21%	— %	2.25%	(1.97)%	0.24%

DWS High Income VIP A

2024	1,708	1.945	18.976	25,082	5.86%	1.00%	2.25%	4.77%	6.07%

2023	1,921	1.857	17.889	26,142	5.26%	1.00%	2.25%	8.89%	10.24%

2022	2,072	1.705	22.349	25,808	5.12%	1.00%	2.25%	(10.88)%	(9.78)%

2021	2,441	1.913	24.871	33,464	4.73%	1.00%	2.25%	1.72%	2.97%

2020	2,765	1.881	24.248	37,035	5.26%	1.00%	2.25%	3.90%	5.19%

DWS High Income VIP B (b)

2024	—	23.785	25.648	—	11.16%	1.70%	2.05%	1.06%	1.22%

2023	—	23.535	25.338	8	4.99%	1.70%	2.05%	8.84%	9.22%

2022	—	21.623	23.199	8	4.72%	1.70%	2.05%	(11.19)%	(10.89)%

2021	—	24.349	26.034	9	4.25%	1.70%	2.05%	1.71%	2.06%

2020	—	23.940	25.509	9	5.01%	1.70%	2.05%	3.65%	4.00%

DWS International Growth VIP A

2024	431	27.707	27.707	11,935	1.26%	1.40%	1.40%	7.84%	7.84%

2023	483	25.692	25.692	12,396	0.77%	1.40%	1.40%	14.44%	14.44%

2022	506	22.449	22.449	11,356	0.98%	1.40%	1.40%	(29.50)%	(29.50)%

2021	587	31.842	31.842	18,699	0.33%	1.40%	1.40%	6.62%	6.62%

2020	547	29.865	29.865	16,350	1.36%	1.40%	1.40%	20.99%	20.99%

DWS Small Mid Cap Growth VIP A

2024	4,080	2.531	5.781	41,505	N/A	1.00%	2.25%	2.82%	4.10%

2023	4,554	2.462	5.553	45,050	0.02%	1.00%	2.25%	16.22%	17.66%

2022	4,855	2.118	27.366	41,098	N/A	1.00%	2.25%	(29.60)%	(28.73)%

2021	5,170	3.009	38.664	61,937	0.04%	1.00%	2.25%	11.34%	12.71%

2020	5,677	2.702	34.540	60,856	0.04%	1.00%	2.25%	27.31%	28.89%

DWS Small Mid Cap Value VIP A

2024	2,791	6.548	42.472	41,143	1.21%	1.00%	2.25%	3.86%	5.15%

2023	3,096	6.227	40.894	43,461	1.14%	1.00%	2.25%	12.43%	13.81%

2022	3,413	4.321	44.132	42,049	0.84%	1.00%	2.25%	(17.65)%	(16.64)%

2021	3,854	5.237	53.070	55,130	1.35%	1.00%	2.25%	27.63%	29.21%

2020	4,094	4.095	41.174	44,356	1.19%	1.00%	2.25%	(2.98)%	(1.78)%

DWS Small Mid Cap Value VIP B

2024	1	37.453	40.462	27	0.24%	1.70%	2.05%	3.66%	4.01%

2023	4	36.132	38.900	151	0.77%	1.70%	2.05%	12.29%	12.68%

2022	4	32.177	34.523	135	0.45%	1.70%	2.05%	(17.82)%	(17.54)%

2021	4	39.155	45.680	164	0.91%	1.70%	2.05%	27.43%	27.87%

2020	4	30.727	35.724	129	0.93%	1.70%	2.05%	(3.09)%	(2.76)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP A

2024	2,107	$50.894	$50.894	$107,257	1.27%	1.40%	1.40%	22.89%	22.89%

2023	2,285	41.414	41.414	94,619	1.37%	1.40%	1.40%	24.27%	24.27%

2022	2,420	33.326	33.326	80,647	1.20%	1.40%	1.40%	(19.46)%	(19.46)%

2021	2,499	41.381	41.381	103,413	1.44%	1.40%	1.40%	26.63%	26.63%

2020	2,662	32.680	32.680	87,006	1.54%	1.40%	1.40%	16.46%	16.46%

Fidelity Variable Insurance Products Funds:

Fidelity VIP Contrafund

2024	413	134.631	231.006	86,643	0.20%	1.00%	2.25%	30.83%	32.46%

2023	426	102.903	174.397	67,485	0.49%	1.00%	2.25%	30.53%	32.13%

2022	461	78.838	131.984	55,394	0.45%	1.00%	2.25%	(27.93)%	(27.04)%

2021	510	109.394	180.903	84,274	0.06%	1.00%	2.25%	25.02%	26.57%

2020	551	87.499	142.927	72,133	0.24%	1.00%	2.25%	27.69%	29.27%

Fidelity VIP Equity Income

2024	166	72.061	132.508	19,602	1.80%	1.00%	2.25%	12.80%	14.20%

2023	181	63.886	116.031	18,792	1.87%	1.00%	2.25%	8.22%	9.56%

2022	201	59.033	105.911	19,060	1.85%	1.00%	2.25%	(7.05)%	(5.90)%

2021	207	63.507	112.548	20,842	1.93%	1.00%	2.25%	22.15%	23.66%

2020	222	51.993	91.016	18,191	1.60%	1.00%	2.25%	4.35%	5.64%

Fidelity VIP Growth

2024	134	187.428	382.607	46,383	N/A	1.00%	2.25%	27.51%	29.09%

2023	143	146.995	296.382	38,503	0.13%	1.00%	2.25%	33.25%	34.89%

2022	156	110.315	219.717	31,083	0.58%	1.00%	2.25%	(26.12)%	(25.20)%

2021	199	149.310	293.752	53,502	N/A	1.00%	2.25%	20.50%	22.00%

2020	211	123.904	240.790	46,442	0.07%	1.00%	2.25%	40.73%	42.47%

Fidelity VIP II Asset Manager

2024	38	50.179	64.861	2,238	2.38%	1.00%	2.05%	6.31%	7.42%

2023	42	47.202	60.382	2,345	2.32%	1.00%	2.05%	10.68%	11.83%

2022	45	42.647	53.995	2,224	1.97%	1.00%	2.05%	(16.64)%	(15.78)%

2021	47	51.161	64.109	2,766	1.58%	1.00%	2.05%	7.71%	8.83%

2020	52	47.498	58.907	2,831	1.37%	1.00%	2.05%	12.56%	13.73%

Fidelity VIP Index 500

2024	117	662.284	856.051	89,090	1.28%	1.00%	2.05%	22.38%	23.66%

2023	136	541.185	692.287	84,306	1.52%	1.00%	2.05%	23.67%	24.95%

2022	134	437.614	554.059	66,571	1.37%	1.00%	2.05%	(19.85)%	(19.02)%

2021	145	546.016	684.202	89,301	1.26%	1.00%	2.05%	26.00%	27.30%

2020	156	433.362	537.454	75,754	1.59%	1.00%	2.05%	15.86%	17.07%

Fidelity VIP II Index 500 - Service Class 2

2024	3	565.029	711.259	2,179	1.05%	1.25%	2.25%	21.83%	23.04%

2023	4	463.779	578.067	2,086	1.25%	1.25%	2.25%	23.12%	24.33%

2022	4	376.692	464.942	1,796	1.16%	1.25%	2.25%	(20.21)%	(19.42)%

2021	4	47.802	577.024	2,405	1.03%	1.25%	2.25%	25.44%	26.67%

2020	5	38.034	455.516	2,068	1.41%	1.25%	2.25%	15.35%	16.49%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Franklin Templeton Variable Insurance Products Trust:

FTVIP Franklin Mutual Global Discovery Fund CL 2

2024	210	$37.788	$49.331	$9,664	1.71%	1.00%	2.25%	2.34%	3.61%

2023	242	36.924	47.610	10,819	2.47%	1.00%	2.25%	17.67%	19.12%

2022	263	31.379	39.967	9,894	1.35%	1.00%	2.25%	(6.84)%	(5.69)%

2021	286	33.683	42.379	11,421	2.78%	1.00%	2.25%	16.51%	17.95%

2020	327	28.911	35.930	11,117	1.91%	1.00%	2.25%	(6.57)%	(5.41)%

FTVIP Franklin Mutual Shares Fund CL 2

2024	69	27.497	35.897	2,293	1.97%	1.00%	2.25%	8.81%	10.16%

2023	80	25.271	32.585	2,438	1.85%	1.00%	2.25%	10.97%	12.34%

2022	84	22.772	29.005	2,292	1.85%	1.00%	2.25%	(9.46)%	(8.35)%

2021	111	25.153	31.646	3,310	3.02%	1.00%	2.25%	16.55%	17.99%

2020	122	21.582	26.821	3,088	2.38%	1.00%	2.25%	(7.13)%	(5.98)%

FTVIP Franklin Rising Dividends Fund CL 2

2024	105	46.275	60.411	5,952	1.04%	1.00%	2.25%	8.34%	9.68%

2023	119	42.715	55.077	6,154	0.91%	1.00%	2.25%	9.62%	10.97%

2022	125	38.968	49.633	5,816	0.75%	1.00%	2.25%	(12.54)%	(11.45)%

2021	132	44.552	56.053	6,967	0.90%	1.00%	2.25%	24.00%	25.53%

2020	158	35.929	44.652	6,655	1.15%	1.00%	2.25%	13.42%	14.82%

FTVIP Franklin Small Cap Value Fund CL 2

2024	68	48.080	62.768	3,966	0.92%	1.00%	2.25%	9.23%	10.59%

2023	77	44.016	56.756	4,092	0.51%	1.00%	2.25%	10.27%	11.63%

2022	81	39.916	50.842	3,859	0.93%	1.00%	2.25%	(12.04)%	(10.95)%

2021	92	45.380	57.096	4,950	1.16%	1.00%	2.25%	22.61%	24.13%

2020	101	37.012	45.999	4,387	1.24%	1.00%	2.25%	2.87%	4.15%

FTVIP Franklin Strategic Income Fund CL 2

2024	127	15.898	20.753	2,461	4.76%	1.00%	2.25%	1.72%	2.99%

2023	130	15.629	20.152	2,450	4.55%	1.00%	2.25%	5.81%	7.11%

2022	146	14.771	18.813	2,583	4.10%	1.00%	2.25%	(12.71)%	(11.63)%

2021	170	16.922	21.290	3,415	3.28%	1.00%	2.25%	(0.14)%	1.10%

2020	180	16.945	21.059	3,590	4.83%	1.00%	2.25%	1.15%	2.41%

FTVIP Franklin U.S. Government Fund CL 2

2024	93	9.804	12.799	1,115	2.86%	1.00%	2.25%	(0.88)%	0.36%

2023	88	9.891	12.753	1,053	2.24%	1.00%	2.25%	2.17%	3.43%

2022	108	9.680	12.330	1,249	1.84%	1.00%	2.25%	(11.73)%	(10.64)%

2021	114	10.967	13.799	1,486	2.39%	1.00%	2.25%	(3.99)%	(2.80)%

2020	141	11.423	14.196	1,880	4.20%	1.00%	2.25%	1.55%	2.80%

FTVIP Templeton Developing Markets Fund CL 2

2024	42	28.996	37.855	1,491	4.25%	1.00%	2.25%	5.29%	6.60%

2023	50	27.540	35.512	1,680	2.06%	1.00%	2.25%	10.15%	11.51%

2022	53	25.002	31.847	1,577	2.35%	1.00%	2.25%	(23.70)%	(22.76)%

2021	61	32.768	41.228	2,367	0.95%	1.00%	2.25%	(7.82)%	(6.67)%

2020	62	35.546	44.177	2,595	3.52%	1.00%	2.25%	— %	16.02%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Invesco Variable Insurance Funds:

Invesco V.I. Capital Appreciation Fund Series II

2024	30	$50.907	$66.457	$1,864	N/A	1.00%	2.25%	30.87%	32.49%

2023	31	38.900	50.158	1,432	N/A	1.00%	2.25%	32.07%	33.70%

2022	34	29.455	37.517	1,207	N/A	1.00%	2.25%	(32.48)%	(31.65)%

2021	37	43.624	54.886	1,923	N/A	1.00%	2.25%	19.59%	21.07%

2020	43	36.478	45.334	1,827	N/A	1.00%	2.25%	33.24%	34.89%

Invesco V.I. Discovery Mid Cap Growth Fund Series II

2024	28	45.479	59.373	1,577	N/A	1.00%	2.25%	21.18%	22.69%

2023	30	37.530	48.393	1,345	N/A	1.00%	2.25%	10.38%	11.74%

2022	30	34.002	43.310	1,219	N/A	1.00%	2.25%	(32.65)%	(31.81)%

2021	32	50.483	63.516	1,882	N/A	1.00%	2.25%	16.18%	17.62%

2020	34	43.453	54.002	1,711	N/A	1.00%	2.25%	37.16%	38.85%

Invesco V.I. Diversified Dividend Fund Series I

2024	27	16.536	21.589	544	1.91%	1.00%	2.25%	10.71%	12.09%

2023	28	14.936	19.261	506	1.78%	1.00%	2.25%	6.65%	7.97%

2022	44	14.004	17.839	747	2.05%	1.00%	2.25%	(3.84)%	(2.65)%

2021	41	14.563	18.325	712	2.09%	1.00%	2.25%	16.28%	17.72%

2020	51	12.525	15.567	751	2.69%	1.00%	2.25%	(2.06)%	(0.85)%

Invesco V.I. Equity and Income Fund Series I

2024	922	11.171	11.687	10,560	1.76%	1.00%	2.25%	9.64%	11.00%

2023	1,001	10.189	10.529	10,375	1.84%	1.00%	2.25%	8.13%	9.46%

2022	1176	9.423	9.618	11,180	1.78%	1.00%	2.25%	(9.54)%	(8.42)%

2021	882	10.408	10.503	9,193	N/A	1.00%	2.25%	(41.11)%	5.03%

2020	353	17.673	35.852	6,999	1.83%	1.00%	2.25%	(3.66)%	(2.47)%

Invesco V.I. Global Fund Series II

2024	254	51.250	66.906	15,898	N/A	1.00%	2.25%	13.22%	14.63%

2023	283	45.265	58.366	15,443	N/A	1.00%	2.25%	31.50%	33.12%

2022	298	34.422	43.845	12,285	N/A	1.00%	2.25%	(33.43)%	(32.61)%

2021	331	51.712	65.061	20,319	N/A	1.00%	2.25%	12.64%	14.03%

2020	371	45.910	57.056	20,038	0.39%	1.00%	2.25%	24.54%	26.08%

Invesco V.I. Global Real Estate Fund Series I

2024	63	24.023	31.363	1,838	2.53%	1.00%	2.25%	(3.97)%	(2.78)%

2023	75	25.017	32.259	2,246	1.40%	1.00%	2.25%	6.65%	7.97%

2022	87	23.457	29.878	2,443	2.79%	1.00%	2.25%	(26.59)%	(25.68)%

2021	93	31.951	40.201	3,527	2.72%	1.00%	2.25%	22.95%	24.47%

2020	105	25.988	32.298	3,193	4.30%	1.00%	2.25%	(14.25)%	(13.19)%

Invesco V.I. Global Strategic Income Fund Series II

2024	104	13.501	17.626	1,711	2.76%	1.00%	2.25%	0.52%	1.77%

2023	105	13.432	17.320	1,709	N/A	1.00%	2.25%	6.22%	7.53%

2022	125	12.646	16.107	1,892	N/A	1.00%	2.25%	(13.65)%	(12.59)%

2021	142	14.646	18.427	2,468	4.22%	1.00%	2.25%	(5.69)%	(4.52)%

2020	149	15.528	19.298	2,708	4.92%	1.00%	2.25%	0.72%	1.97%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. Health Care Series I

2024	34	$34.666	$45.256	$1,425	N/A	1.00%	2.25%	1.86%	3.13%

2023	38	34.032	43.882	1,548	N/A	1.00%	2.25%	0.76%	2.00%

2022	41	33.775	43.020	1,665	N/A	1.00%	2.25%	(15.22)%	(14.17)%

2021	44	39.839	50.124	2,063	0.20%	1.00%	2.25%	9.83%	11.19%

2020	53	36.274	45.081	2,251	0.29%	1.00%	2.25%	11.94%	13.33%

Invesco V.I. Main Street Fund Series II

2024	76	45.196	59.001	4,186	N/A	1.00%	2.25%	20.66%	22.16%

2023	84	37.456	48.296	3,789	0.50%	1.00%	2.25%	20.14%	21.62%

2022	89	31.178	39.712	3,306	1.04%	1.00%	2.25%	(22.06)%	(21.10)%

2021	94	40.004	50.330	4,472	0.52%	1.00%	2.25%	24.43%	25.97%

2020	103	32.149	39.953	3,880	1.03%	1.00%	2.25%	11.19%	12.57%

Invesco V.I. Main Street Small Cap Fund Series II

2024	101	54.974	71.767	6,768	N/A	1.00%	2.25%	9.92%	11.29%

2023	112	50.013	64.488	6,740	0.91%	1.00%	2.25%	15.23%	16.66%

2022	121	43.402	55.281	6,291	0.24%	1.00%	2.25%	(17.89)%	(16.87)%

2021	130	52.856	66.501	8,169	0.19%	1.00%	2.25%	19.57%	21.05%

2020	137	44.204	54.936	7,128	0.30%	1.00%	2.25%	17.00%	18.45%

Janus Aspen Series:

Janus Henderson Balanced Portfolio I-S

2024	498	83.326	133.984	60,692	2.08%	1.00%	2.25%	12.87%	14.28%

2023	552	73.822	117.244	59,012	2.09%	1.00%	2.25%	12.88%	14.27%

2022	600	65.398	102.599	56,266	1.16%	1.00%	2.25%	(18.24)%	(17.23)%

2021	653	79.986	123.953	74,313	0.89%	1.00%	2.25%	14.62%	16.04%

2020	713	69.785	106.823	70,134	1.69%	1.00%	2.25%	11.80%	13.18%

Janus Henderson Enterprise Portfolio I-S

2024	287	135.467	202.987	53,241	0.75%	1.00%	2.25%	13.05%	14.46%

2023	318	119.831	177.350	51,823	0.16%	1.00%	2.25%	15.48%	16.91%

2022	350	103.766	151.703	48,904	0.19%	1.00%	2.25%	(17.79)%	(16.77)%

2021	381	126.217	182.273	64,107	0.32%	1.00%	2.25%	14.26%	15.67%

2020	426	110.465	157.574	62,115	0.06%	1.00%	2.25%	16.84%	18.29%

Janus Henderson Forty Portfolio I-S

2024	144	77.000	77.000	11,090	0.12%	1.40%	1.40%	26.68%	26.68%

2023	145	60.783	60.783	8,827	0.20%	1.40%	1.40%	38.04%	38.04%

2022	146	44.033	44.033	6,427	0.15%	1.40%	1.40%	(34.47)%	(34.47)%

2021	189	67.195	67.195	12,733	0.46%	1.40%	1.40%	21.20%	21.20%

2020	164	55.441	55.441	9,106	0.83%	1.40%	1.40%	37.47%	37.47%

Janus Henderson Global Research Portfolio I-S

2024	364	77.539	114.511	38,202	0.77%	1.00%	2.25%	20.85%	22.35%

2023	405	64.162	93.591	34,788	0.93%	1.00%	2.25%	24.00%	25.53%

2022	439	51.744	74.558	30,134	0.97%	1.00%	2.25%	(21.18)%	(20.21)%

2021	481	65.651	93.441	41,547	0.52%	1.00%	2.25%	15.49%	16.92%

2020	522	56.845	79.918	38,672	0.66%	1.00%	2.25%	17.42%	18.87%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Janus Henderson Mid Cap Value Portfolio S-S

2024	58	$43.846	$57.239	$3,106	0.85%	1.00%	2.25%	10.31%	11.68%

2023	63	39.749	51.253	3,015	0.94%	1.00%	2.25%	8.67%	10.01%

2022	63	36.578	46.590	2,767	1.11%	1.00%	2.25%	(7.84)%	(6.71)%

2021	69	39.692	49.938	3,214	0.30%	1.00%	2.25%	16.80%	18.24%

2020	74	33.984	42.234	2,940	0.96%	1.00%	2.25%	(3.39)%	(2.19)%

Janus Henderson Research Portfolio I-S

2024	269	96.530	152.913	37,600	0.03%	1.00%	2.25%	32.32%	33.97%

2023	294	72.952	114.143	30,828	0.14%	1.00%	2.25%	40.03%	41.76%

2022	320	52.096	80.519	23,718	0.14%	1.00%	2.25%	(31.43)%	(30.58)%

2021	348	75.978	115.995	37,285	0.10%	1.00%	2.25%	17.69%	19.14%

2020	386	64.560	97.359	34,836	0.39%	1.00%	2.25%	30.03%	31.64%

Lincoln Financial Group:

LVIP American Century Disciplined Core Value (a)

2024	283	19.431	25.784	6,748	1.31%	1.00%	2.25%	10.59%	11.97%

2023	322	17.570	23.029	6,875	1.50%	1.00%	2.25%	6.27%	7.58%

2022	347	16.534	21.406	6,900	1.62%	1.00%	2.25%	(14.65)%	(13.60)%

2021	417	19.372	24.775	9,646	1.12%	1.00%	2.25%	20.93%	22.43%

2020	455	16.019	20.236	8,622	1.72%	1.00%	2.25%	9.35%	10.70%

LVIP American Century Value (a)

2024	280	25.271	35.237	9,066	2.92%	1.00%	2.25%	7.06%	8.39%

2023	321	23.605	32.509	9,607	2.34%	1.00%	2.25%	6.70%	8.02%

2022	357	22.122	30.095	9,940	2.04%	1.00%	2.25%	(1.67)%	(0.45)%

2021	381	22.497	30.232	10,670	1.81%	1.00%	2.25%	21.77%	23.28%

2020	409	18.474	24.523	9,345	1.94%	1.00%	2.25%	(1.25)%	(0.02)%

LVIP JPMorgan Core Bond (c)

2024	36	12.138	14.927	516	4.83%	1.25%	2.25%	(0.53)%	0.46%

2023	30	12.203	14.859	427	3.64%	1.25%	2.25%	3.58%	4.60%

2022	30	11.781	14.205	414	1.92%	1.25%	2.25%	(14.50)%	(13.65)%

2021	31	13.778	16.451	486	1.85%	1.25%	2.25%	(3.53)%	(2.57)%

2020	31	14.282	16.885	505	2.16%	1.25%	2.25%	5.47%	6.51%

LVIP JPMorgan MidCap Value (c)

2024	94	38.932	50.430	4,445	1.20%	1.00%	2.25%	11.76%	13.15%

2023	108	34.836	44.570	4,514	3.07%	1.00%	2.25%	8.48%	9.82%

2022	116	32.113	40.585	4,425	0.94%	1.00%	2.25%	(10.18)%	(9.07)%

2021	129	35.751	44.632	5,463	0.98%	1.00%	2.25%	27.03%	28.60%

2020	145	28.144	34.706	4,777	1.23%	1.00%	2.25%	(1.84)%	(0.62)%

LVIP JPMorgan Small Cap Core (c)

2024	66	45.385	62.645	3,839	0.79%	1.00%	2.25%	9.24%	10.60%

2023	75	41.546	56.642	3,937	1.33%	1.00%	2.25%	10.62%	11.98%

2022	78	37.558	50.581	3,645	0.43%	1.00%	2.25%	(21.12)%	(20.15)%

2021	82	45.319	63.345	4,815	0.55%	1.00%	2.25%	18.71%	20.18%

2020	88	38.100	52.707	4,324	0.83%	1.00%	2.25%	11.18%	12.56%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

LVIP JPMorgan U.S. Equity Portfolio (c)

2024	20	$56.023	$72.569	$1,350	0.54%	1.00%	2.25%	21.24%	22.75%

2023	22	46.207	59.119	1,226	1.61%	1.00%	2.25%	24.37%	25.91%

2022	23	37.152	46.955	1,031	0.49%	1.00%	2.25%	(20.48)%	(19.50)%

2021	23	46.721	58.328	1,287	0.81%	1.00%	2.25%	26.50%	28.06%

2020	25	36.935	45.546	1,078	0.68%	1.00%	2.25%	22.51%	24.02%

Voya Global Resources Trust:

Voya Global High Dividend Low Volatility Portfolio Class S

2024	123	15.740	18.957	2,202	2.54%	1.00%	2.05%	10.40%	11.56%

2023	148	14.257	16.993	2,384	2.65%	1.00%	2.05%	4.30%	5.38%

2022	155	13.670	16.126	2,389	2.39%	1.00%	2.05%	(7.02)%	(6.05)%

2021	169	14.701	17.164	2,780	2.31%	1.00%	2.05%	18.14%	19.37%

2020	197	12.444	14.379	2,720	2.00%	1.00%	2.05%	(3.08)%	(2.07)%

Voya Investors Trust:

VY JPMorgan Emerging Markets Equity Portfolio Class I

2024	78	26.266	31.999	2,360	1.09%	1.00%	2.05%	0.08%	1.13%

2023	87	26.246	31.643	2,618	1.95%	1.00%	2.05%	4.67%	5.75%

2022	100	25.075	29.921	2,840	N/A	1.00%	2.05%	(27.38)%	(26.63)%

2021	109	34.529	40.780	4,244	N/A	1.00%	2.05%	(11.66)%	(10.74)%

2020	119	39.085	45.685	5,210	0.51%	1.00%	2.05%	31.05%	32.42%

Notes:

(1) Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.

(2) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3) This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount ceased as an investment option.

(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. Zurich Archway has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(a) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(b) On June 17, 2024, subaccount liquidated.

(c) Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2024 and through April 25, 2025. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.